SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (No. 2-78458)
  UNDER THE SECURITIES ACT OF 1933                                 [X]

 Pre-Effective Amendment No.                                       [ ]

 Post-Effective Amendment No. 38                                   [X]

and

REGISTRATION STATEMENT (No. 811-3518)
 UNDER THE INVESTMENT COMPANY ACT OF 1940                          [X]

 Amendment No.  38                                                 [X]

Newbury Street Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 (  ) immediately upon filing pursuant to paragraph (b).
 (X) on ( December 28, 1999) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY(registered trademark)
CASH MANAGEMENT
FUNDS

   TREASURY FUND -
ADVISOR B CLASS
(Fund 658, CUSIP 233809706)

   ADVISOR C CLASS
(Fund 529, CUSIP 650914401)

PROSPECTUS
DECEMBER    28    , 1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             3   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         4   FEE TABLE

FUND BASICS              5   INVESTMENT DETAILS

                         6   VALUING SHARES

SHAREHOLDER INFORMATION  6   BUYING AND SELLING SHARES

                         14  EXCHANGING SHARES

                         14  ACCOUNT FEATURES AND POLICIES

                         17  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         17  TAX CONSEQUENCES

FUND SERVICES            18  FUND MANAGEMENT

                         18  FUND DISTRIBUTION

APPENDIX                 19  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities and repurchase agreements for those securities.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

The following information illustrates    the     changes in the fund's
performance from year to year as represented by the performance of
Advisor    B     Class (Class B). Returns are based on past results
and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of Advisor B
Class's contingent deferred sales charge (CDSC). If the effect of the sales charge were reflected, returns would be lower than those shown.

TREASURY FUND - ADVISOR B CLASS


Calendar Years              1995   1996   1997   1998

                            4.68%  4.13%  4.23%  4.14%



   Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 4.68
Row: 8, Col: 1, Value: 4.13
Row: 9, Col: 1, Value: 4.23
Row: 10, Col: 1, Value: 4.14

DURING THE PERIODS SHOWN IN THE CHART FOR ADVISOR B CLASS OF TREASURY
FUND, THE HIGHEST RETURN FOR A QUARTER WAS    1.19    % (QUARTER
ENDING    JUNE 30, 1995    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   0.92    % (QUARTER ENDING    DECEMBER 31, 1998    ).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR ADVISOR B CLASS
OF TREASURY FUND WAS    2.66    %.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of Class B's maximum applicable contingent deferred sales charge (CDSC).

For the periods ended      Past 1 year  Past 5 years  Life of  class
December 31, 1998

Treasury Fund - Advisor B   0.14%        3.92%         4.01%A
Class

Treasury Fund - Advisor C   3.14%        n/a           4.16%B
Class


A FROM JULY 1, 1994.

B FROM NOVEMBER 3, 1997.

If FMR had not reimbursed certain class expenses during these periods,
Advisor B Class's and Advisor C Class's (   Class     C) returns would
have been lower.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class B or Class C shares of the fund. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                               Class B    Class C

Sales charge (load) on         None       None
purchases and reinvested
distributions

Maximum CDSC (as a % of the    5.00%A     1.00%B
lesser of original purchase
price or redemption proceeds)

A MAXIMUM CDSC DECLINES OVER 6 YEARS FROM 5.00% TO 0%.

B ON CLASS C SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                              Class B    Class C

Management fee                0.25%      0.25%

Distribution and Service      1.00%      1.00%
(12b-1) fee (including 0.25%
Service fee)

Other expenses                0.26%      0.28%

Total annual class operating  1.51%      1.53%
expensesA

A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS B AND CLASS C OF THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A
PERCENTAGE OF T   HEIR RESPECTIVE     AVERAGE NET ASSETS, EXCEED 1.40
%. THESE ARRANGEMENTS CAN BE    DISCONTINUED     BY FMR AT ANY TIME.
   EFFECTIVE JANUARY 1, 2000, FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS B AND CLASS C OF THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 1.45%. THESE ARRANGEMENTS CAN BE DISCONTINUED BY FMR AT ANY TIME.

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

          Class B                       Class C

          Account open  Account closed  Account open  Account closed

1 year    $ 154         $ 654           $ 156         $ 256

3 years   $ 477         $ 777           $ 483         $ 483

5 years   $ 824         $ 1,024         $ 834         $ 834

10 years  $ 1,504A      $ 1,504A        $ 1,824       $ 1,824

A REFLECTS CONVERSION TO DAILY MONEY CLASS SHARES AFTER    A MAXIMUM
OF     SEVEN YEARS.

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance. It is important to note that neither the fund's share price nor its yield is guaranteed by the U.S. Government.

The following factors can significantly affect the fund's performance:

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

FUNDAMENTAL INVESTMENT POLICIES

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued on the basis of amortized cost.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m. - 7:00 p.m.
Eastern time, Monday through Friday).

(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class B or Class C shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class B and Class C shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class B and Class C shares of the fund, including a transaction fee if you buy or sell Class B or Class C shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
(solid bullet) ROTH IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS (solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

Class B and Class C shares of the fund may be bought directly only in connection with the Fidelity Advisor Systematic Exchange Program (the Program) for purposes of exchanging into Class B or Class C shares, as applicable, of the Fidelity Advisor funds or by exchange from Class B or Class C shares of the Fidelity Advisor funds.

Class B and Class C shares bought in connection with the Program must be exchanged into Class B or Class C shares of Fidelity Advisor funds within 18 months of purchase. For more information regarding the Program, see "Account Features and Policies" beginning on page 16.

The price to buy one share of Class B or Class C is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a (CDSC) upon redemption.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

(small solid bullet) If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire
System on the day of purchase.

Class B and Class C shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

MINIMUMS

TO OPEN AN ACCOUNT
By Exchange from:
(small solid bullet)  Fidelity Advisor fund      $1,000
(small solid bullet)  Certain Fidelity Advisor
                      retirement accountsA       $500
Program account                                  $10,000

TO ADD TO AN ACCOUNT
By Exchange                                      $100
Program account                                  None

MINIMUM BALANCE
By Exchange from:
(small solid bullet)  Fidelity Advisor fund      $500
(small solid bullet)  Certain Fidelity Advisor
                      retirement accountsA       None
Program account                                  None

A FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.

PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C SHARES MADE BY AN EMPLOYEE BENEFIT PLAN (AS DEFINED IN THE EMPLOYEE RETIREMENT INCOME SECURITY ACT), 403(B) PROGRAM OR PLAN COVERING A SOLE-PROPRIETOR (FORMERLY KEOGH/H.R. 10 PLAN).

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of a
                             Fidelity Advisor fund. Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information."

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of a
                             Fidelity Advisor fund. Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Include your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.
                             (small solid bullet) Exchange
                             from the same class of a
                             Fidelity Advisor fund. Send
                             a letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to set
                             up your account and to
                             arrange a wire transaction.
                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             arrange a wire transaction.
                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT
                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             from Class B or Class C of a
                             Fidelity Advisor fund.

SELLING SHARES

The price to sell one share of each class is the class's NAV, minus any applicable CDSC.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the
last 1   5 or 30 days, depending on your accoun    t;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $500 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or
other    property     rather than in cash if    FMR     determines it
is in the best interests of the fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

T   o sell shares issued with certificates, call Fidelity for
instructions. The fund no longer issues share certifi    cates.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.

                             (small solid bullet) Exchange
                             to the same class of a
                             Fidelity Advisor fund. Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    INDIVIDUAL, JOINT TENANT,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             request one.

                             TRUST
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.

                             TRUST
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             to the same class of a
                             Fidelity Advisor fund.

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Class B or Class C
                             account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class B or Class C shareholder you have the privilege of exchanging Class B or Class C shares for Class B or Class C shares, as applicable, of a Fidelity Advisor fund.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Currently, there is no limit on the number of exchanges out of the fund.

(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 1.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the fund.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY ADVISOR SYSTEMATIC
EXCHANGE PROGRAM TO MOVE
MONEY FROM CLASS B OR CLASS
C OF TREASURY FUND TO THE
SAME CLASS OF A FIDELITY
ADVISOR FUND.

MINIMUM                                FREQUENCY                   PROCEDURES

$100                                   Monthly, quarterly,         (small solid bullet) To set
                                       semi-annually, or annually  up a Program account, call
                                                                   your investment professional
                                                                   or call Fidelity at the
                                                                   appropriate number found in
                                                                   "General Information."

                                                                   (small solid bullet) To make
                                                                   changes, call your
                                                                   investment professional or
                                                                   call Fidelity at the
                                                                   appropriate number found in
                                                                   "General Information." Call
                                                                   at least 2 business days
                                                                   prior to your next scheduled
                                                                   exchange date.

                                                                   (small solid bullet) The
                                                                   account from which the
                                                                   exchanges are to be
                                                                   processed must have a
                                                                   minimum balance of $10,000.
                                                                   The account into which the
                                                                   exchange is being processed
                                                                   must have a minimum balance
                                                                   of $1,000.

                                                                   (small solid bullet) Class B
                                                                   and Class C shares must be
                                                                   exchanged for Class B or
                                                                   Class C shares, as
                                                                   applicable, of a Fidelity
                                                                   Advisor fund within 18
                                                                   months from the date of
                                                                   purchase.

                                                                   (small solid bullet) The
                                                                   Program is not recommended
                                                                   for purchasing Class B
                                                                   shares of Fidelity Advisor
                                                                   Intermediate Bond Fund or
                                                                   Fidelity Advisor
                                                                   Intermediate Municipal
                                                                   Income Fund by exchange
                                                                   because of   their CDSC
                                                                   schedules. Call your
                                                                   investment professional or
                                                                   call Fidelity at the
                                                                   appropriate number found in
                                                                   "General Information" for
                                                                   additional information.

FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR CLASS B OR CLASS C
ACCOUNT TO YOU OR TO YOUR
BANK CHECKING ACCOUNT.

MINIMUM                       MAXIMUM  FREQUENCY                   PROCEDURES

$100                          $50,000  Monthly or quarterly        (small solid bullet) Accounts
                                                                   with a value of $10,000 or
                                                                   more in Class B or Class C
                                                                   shares are eligible for this
                                                                   program.

                                                                   (small solid bullet) To set
                                                                   up, call your investment
                                                                   professional or call
                                                                   Fidelity at the appropriate
                                                                   number found in "General
                                                                   Information" for instructions.

                                                                   (small solid bullet) To make
                                                                   changes, call your
                                                                   investment professional or
                                                                   call Fidelity at the
                                                                   appropriate number found in
                                                                   "General Information." Call
                                                                   at least 10 business days
                                                                   prior to your next scheduled
                                                                   withdrawal date.

                                                                   (small solid bullet)
                                                                   Aggregate redemptions per
                                                                   12-month period from your
                                                                   Class B or Class C account
                                                                   may not exceed 10% of the
                                                                   account value and are not
                                                                   subject to a CDSC.

                                                                   (small solid bullet) You may
                                                                   set your withdrawal amount
                                                                   as a percentage of the value
                                                                   of your account or a fixed
                                                                   dollar amount.


OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $500 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus any applicable CDSC, on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from the fund consist primarily of dividends. The fund normally declares dividends daily and pays them monthly.

You may request to have dividends relating to Class B and Class C shares redeemed from an account closed during the month paid when the account is closed. The fund reserves the right to limit this service.

EARNING DIVIDENDS

Class B and Class C shares begin to earn dividends on the first business day following the day your payment is received.

Class B and Class C shares earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while the fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

FUND SERVICES


FUND MANAGEMENT

Treasury Fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

   As of March 25, 1999, FMR had approximately $521.7     billion in
discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund.

FIMM is an affiliate of FMR. As of    March 29, 1999, FIMM had
approximately $159.8     billion in discretionary assets under
management.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

The fund's annual management fee rate is 0.25% of its average net assets.

FMR pays FIMM for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

You may pay a sales charge when you sell your Class B or Class C shares.

FDC collects the sales charge.

Your Class B shares bought by exchange retain the contingent deferred sales charge (CDSC) schedule that was in effect when you originally bought the Fidelity Advisor fund Class B shares that you exchanged for Class B shares of the fund.

Class B shares bought directly in connection with the Program may be assessed a CDSC based on the following schedule:

From Date of Purchase          Contingent Deferred Sales
                               Charge

Less than 1 year                5%

1 year to less than 2 years     4%

2 years to less than 3 years    3%

3 years to less than 4 years    3%

4 years to less than 5 years    2%

5 years to less than 6 years    1%

6 years to less than 7 yearsA   0%

A AFTE   R A MAXIMUM O    F SEVEN YEARS, CLASS B SHARES WILL CONVERT
AUTOMATICALLY TO DAILY MONEY CLASS SHARES OF THE FUND.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your direct purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains, if any. Class B and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

The Class B or Class C CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

4. Through the Fidelity Advisor Systematic Withdrawal Program; or

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class B or Class C shares, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or a Fidelity Advisor fund, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, will be reimbursed to you by reinvesting that amount in Class B or Class C shares, as applicable. You must reinstate your Class B or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class B or Class C shares had not been redeemed.

   To qualify for the reinstatement privilege, you must notify
Fidelity in writing in advance of your reinve    stment.

CONVERSION FEATURE. After a maximum of seven years from the initial date of purchase, Class B shares convert automatically to Daily Money Class shares of the fund. Conversion to Daily Money Class shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains, if any, (Dividend Shares) will also convert to Daily Money Class shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Daily Money Class shares are offered at NAV. Daily Money Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, Daily Money Class currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month. In addition, the Daily Money Class Plan recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Daily Money Class shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments.

Class B of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class B of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class B plan, Class B pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of the Class B 12b-1 (service) fee to intermediaries (such as banks, broker-dealers and other service-providers) for providing shareholder support services.

Class C of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class C of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers and other service-providers) for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee to intermediaries for providing shareholder support services.

For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class B and Class C.

To receive sales concessions and payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming the reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

   TREASURY FUND - ADVISOR B CLASS

Years ended October 31,          1999      1998      1997      1996 E       1996 F    1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000   $ 1.000   $ 1.000   $ 1.000      $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .035      .042      .041      .010         .043      .042

Less Distributions

From net interest income          (.035)    (.042)    (.041)    (.010)       (.043)    (.042)

Net asset value, end of period   $ 1.000   $ 1.000   $ 1.000   $ 1.000      $ 1.000   $ 1.000

TOTAL RETURN B, C                 3.61%     4.26%     4.20%     1.01%        4.33%     4.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 157     $ 76      $ 46      $ 20         $ 40      $ 3
(in millions)

Ratio of expenses to average      1.40% D   1.40% D   1.39% D   1.35%  A,D   1.35% D   1.35% D
net assets

Ratio of net interest income      3.60%     4.16%     4.24%     3.96%A       4.13%     4.22%
to average net assets


   A ANNUALIZED
   B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E THREE MONTHS ENDED OCTOBER 31, 1996
   F YEARS ENDED JULY 31

   TREASURY FUND - ADVISOR C CLASS

Years ended October 31,          1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .035      .041

Less Distributions

From net interest income          (.035)    (.041)

Net asset value, end of period   $ 1.000   $ 1.000

TOTAL RETURN B, C                 3.61%     4.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 62      $ 16
millions)

Ratio of expenses to average      1.40% D   1.40% A, D
net assets

Ratio of net interest income      3.61%     4.24% A
to average net assets


   A ANNUALIZED
   B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF ADVISOR C CLASS SHARES) TO OCTOBER 31, 1998







You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-3518

Fidelity, Fidelity Investments, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

1.538747.102                                        DMFB/DMFC-pro-1299


Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY(registered trademark)
CASH MANAGEMENT
FUNDS

   TREASURY FUND - DAILY MONEY CLASS
   (Fund 058, CUSIP 233809201)

   PRIME FUND - DAILY MONEY CLASS
   (Fund 083, CUSIP 233809102)

   TAX-EXEMPT FUND - DAILY MONEY CLASS
   (Fund 084, CUSIP 233816107)

PROSPECTUS
   DECEMBER 28, 1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             2   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         5   FEE TABLE

FUND BASICS              7   INVESTMENT DETAILS

                         8   VALUING SHARES

SHAREHOLDER INFORMATION  8   BUYING AND SELLING SHARES

                         15  EXCHANGING SHARES

                         16  ACCOUNT FEATURES AND POLICIES

                         17  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         18  TAX CONSEQUENCES

FUND SERVICES            18  FUND MANAGEMENT

                         19  FUND DISTRIBUTION

APPENDIX                 20  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities and repurchase agreements for those securities.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in
government regulation    and interest rates     and economic downturns
can have a significant negative effect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TAX-EXEMPT FUND seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally investing     in municipal money
market securities.

(small solid bullet) Normally investing so that at least 80% of the fund's income distributions is exempt from federal income tax.

(small solid bullet) Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

The following information illustrates the changes in each
fun   d's     performance from year to year. Returns are based on past
results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

TREASURY - DAILY MONEY CLASS

Calendar Years                1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

                              8.96%  7.84%  5.57%  3.37%  2.66%  3.63%  5.42%  4.85%  5.01%  4.92%



Percentage (%)
Row: 1, Col: 1, Value: 8.960000000000001
Row: 2, Col: 1, Value: 7.84
Row: 3, Col: 1, Value: 5.57
Row: 4, Col: 1, Value: 3.37
Row: 5, Col: 1, Value: 2.66
Row: 6, Col: 1, Value: 3.63
Row: 7, Col: 1, Value: 5.42
Row: 8, Col: 1, Value: 4.85
Row: 9, Col: 1, Value: 5.01
Row: 10, Col: 1, Value: 4.92

   DURING THE PERIODS SHOWN IN THE CHART FOR DAILY MONEY CLASS OF
TREASURY FUND, THE HIGHEST RETURN FOR A QUARTER WAS 2.28    %
(QUARTER ENDING     JUNE 30, 1989   ) AND THE LOWEST RETURN FOR A
QUARTER WAS     0.65%    (QUARTER ENDING     DECEMBER 31,
1993   ).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR DAILY MONEY CLASS OF TREASURY FUND WAS 3.23%.

PRIME - DAILY MONEY CLASS

Calendar Years             1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

                           9.06%  7.99%  5.76%  3.32%  2.70%  3.79%  5.49%  4.95%  5.11%  5.08%



Percentage (%)
Row: 1, Col: 1, Value: 9.060000000000001
Row: 2, Col: 1, Value: 7.99
Row: 3, Col: 1, Value: 5.76
Row: 4, Col: 1, Value: 3.32
Row: 5, Col: 1, Value: 2.7
Row: 6, Col: 1, Value: 3.79
Row: 7, Col: 1, Value: 5.49
Row: 8, Col: 1, Value: 4.95
Row: 9, Col: 1, Value: 5.109999999999999
Row: 10, Col: 1, Value: 5.08

   DURING THE PERIODS SHOWN IN THE CHART FOR DAILY MONEY CLASS OF
PRIME FUND, THE HIGHEST RETURN FOR A QUARTER WAS 2.32    %    (QUARTER
ENDING     JUNE 30, 1   989) AND THE LOWEST RETURN FOR A QUARTER WAS
    0.66%    (QUARTER ENDING     SEPTEMBER 30, 1993   ).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR DAILY MONEY CLASS OF PRIME FUND WAS 3.40%.

TAX-EXEMPT - DAILY MONEY CLASS

Calendar Years                  1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

                                5.76%  5.38%  4.20%  2.66%  2.05%  2.41%  3.38%  2.97%  3.15%  2.93%



Percentage (%)
Row: 1, Col: 1, Value: 5.76
Row: 2, Col: 1, Value: 5.38
Row: 3, Col: 1, Value: 4.2
Row: 4, Col: 1, Value: 2.66
Row: 5, Col: 1, Value: 2.05
Row: 6, Col: 1, Value: 2.41
Row: 7, Col: 1, Value: 3.38
Row: 8, Col: 1, Value: 2.97
Row: 9, Col: 1, Value: 3.15
Row: 10, Col: 1, Value: 2.93

   DURING THE PERIODS SHOWN IN THE CHART FOR DAILY MONEY CLASS OF
TAX-EXEMPT FUND, THE HIGHEST RETURN FOR A QUARTER WAS     1.51%
(QUARTER ENDING JUNE 30, 1989) AND THE LOWEST RETURN FOR A QUARTER WAS
    0.46%    (QUARTER ENDING     MARCH 31, 1994   ).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR DAILY MONEY CLASS OF TAX-EXEMPT FUND WAS 1.94%.

AVERAGE ANNUAL RETURNS

For the periods ended           Past 1 year  Past 5 years  Past 10 years
December 31, 1998

Treasury Fund - Daily Money      4.92%        4.76%         5.21%
Class

Prime Fund - Daily Money Class   5.08%        4.88%         5.31%

Tax-Exempt Fund - Daily Money    2.93%        2.97%         3.48%
Class

If FMR had not reimbursed certain class expenses during these periods, Daily Money Class's returns would have been lower.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Daily Money Class shares of a fund. The annual class operating expenses provided below for Daily Money Class do not reflect the effect of any expense reimbursements during the
period   .

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

TREASURY FUND    Management fee                0.25%

                 Distribution and Service      0.25%
                 (12b-1) fee

                 Other expenses                0.26%

                 Total annual class operating  0.76%
                 expensesA

PRIME FUND       Management fee                0.25%

                 Distribution and Service      0.25%
                 (12b-1) fee

                 Other expenses                0.27%

                 Total annual class operating  0.77%
                 expensesA

TAX-EXEMPT FUND  Management fee                0.25%

                 Distribution and Service      0.25%
                 (12b-1) fee

                 Other expenses                0.29%

                 Total annual class operating  0.79%
                 expensesA

A    EFFECTIVE OCTOBER 14, 1988, FMR     HAS VOLUNTARILY AGREED TO
REIMBURSE DAILY MONEY CLASS OF EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE
AVERAGE NET ASSETS, EXCEED    0.65 %.     THESE ARRANGEMENTS CAN BE
DISCONTINUED BY FMR AT ANY TIME.    EFFECTIVE JANUARY 1, 2000, FMR HAS
VOLUNTARILY AGREED TO REIMBURSE DAILY MONEY CLASS OF EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 0.70%. THESE ARRANGEMENTS CAN BE DISCONTINUED BY FMR AT ANY TIME.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Daily Money Class's annual return is 5% and that your shareholder fees and Daily Money Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

TREASURY FUND    1 year    $ 78

                 3 years   $ 243

                 5 years   $ 422

                 10 years  $ 942

PRIME FUND       1 year    $ 79

                 3 years   $ 246

                 5 years   $ 428

                 10 years  $ 954

TAX-EXEMPT FUND  1 year    $ 81

                 3 years   $ 252

                 5 years   $ 439

                 10 years  $ 978

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the
quality, maturity   ,     and diversification of the fund's
investments. FMR stresses maintaining a stable $1.00 share price,
liquidity   ,     and income.

INVESTMENT OBJECTIVE

PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the
quality, maturity   ,     and diversification of the fund's
investments. FMR stresses maintaining a stable $1.00 share price,
liquidity   ,     and income.

INVESTMENT OBJECTIVE

TAX-EXEMPT FUND seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in municipal money market securities.

FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to
education, health care, transportation   ,     and utilities.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the
quality, maturity   ,     and diversification of the fund's
investments. FMR stresses maintaining a stable $1.00 share price,
liquidity   ,     and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term    securities
that pay a fixed, variable   ,     or floating interest rate.
Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters
of credit, guarantees   ,     or insurance.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. While the funds will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, a fund may incur losses regardless of the insurance. It is
important to note that neither the funds'    share prices     nor
their yields are guaranteed by the U.S. Government.

The following factors can significantly affect a fund's performance:

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those
relating to education, health care, transportation   ,     and
utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available
and unfavorable political, economic   ,     or governmental
developments could affect the value of the security.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

In response to market, economic, political   ,     or other
conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Fund for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Fund's performance, and the fund could distribute income subject to federal income tax.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

TAX-EXEMPT FUND seeks to provide individual and institutional investors with as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund normally invests so that at least 80% of its income distributions is free from federal income tax.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single
share.    Fidelity     normally calculates Daily Money Class's NAV as
of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission
(SEC). Each fund's assets are valued as of this time for the purpose of computing Daily Money Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued on the basis of amortized cost.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please call
1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through
Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Daily Money Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Daily Money Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Daily Money Class shares of a fund, including a transaction fee if you buy or sell Daily Money Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
(solid bullet) ROTH IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS (solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

The price to buy one share of Daily Money Class is the class's NAV.
Each fund's shares are    sold     without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

(small solid bullet) If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire
System on the day of purchase.

Daily Money Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

MINIMUMS

TO OPEN AN ACCOUNT                        $1000

For certain Fidelity retirement accountsA $500

TO ADD TO AN ACCOUNT                      $250

For certain Fidelity retirement accountsA $100

Through regular investment plans          $100

MINIMUM BALANCE                           $500

 A FIDELITY TRADITIONAL IRA, ROTH IRA, ROLLOVER IRA, SEP-IRA, AND
KEOGH ACCOUNTS.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE 1-800-843-3001         TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from Daily Money Class of
                             another fund offered through
                             this prospectus, from Class
                             A or Class T of a Fidelity
                             Advisor fund, or from
                             another Fidelity fund. Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from Daily Money Class of
                             another fund offered through
                             this prospectus, from Class
                             A or Class T of a Fidelity
                             Advisor fund, or from
                             another Fidelity fund. Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or,
                             if you trade directly
                             through Fidelity, to the
                             address at left.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Include your fund
                             account number on your check
                             and mail to your investment
                             professional or, if you
                             trade directly through
                             Fidelity, to the address at
                             left.
                             (small solid bullet) Exchange
                             from Daily Money Class of
                             another fund offered through
                             this prospectus, from Class
                             A or Class T of a Fidelity
                             Advisor fund, or from
                             another Fidelity fund. Send
                             a letter of instruction to
                             your investment professional
                             or, if you trade directly
                             through Fidelity, to the
                             address at left, including
                             your name, the funds' names,
                             the applicable class names,
                             the fund account numbers,
                             and the dollar amount or
                             number of shares to be
                             exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to set up
                             your account and to arrange
                             a wire transaction.
                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to arrange a
                             wire transaction.
                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT
                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             from Daily Money Class of
                             another fund offered through
                             this prospectus or Class A
                             or Class T of a Fidelity
                             Advisor fund.

SELLING SHARES

The price to sell one share of Daily Money Class is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the
last    15 or 30 days, depending on your account    ;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $500 worth of shares in the account to keep it
open except        accounts not subject to account minimums.

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.

(small solid bullet) Normally, Fidelity will process wire redemptions on the same business day, provided your redemption wire request is received in proper form by Fidelity before the NAV is calculated on that day. All other redemptions will normally be processed by the next business day. However, Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or
other    property     rather than in cash if    FMR     determines it
is in the best interests of a fund.

(small solid bullet) If you sell shares    of     Prime Fund, Treasury
Fund, or Tax-Exempt Fund by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

   To sell shares issued with certificates, call Fidelity for instructions. The funds no longer issue share certificates.

KEY INFORMATION

PHONE 1-800-843-3001         (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to initiate a
                             wire transaction or to
                             request a check for your
                             redemption.

                             (small solid bullet) Exchange
                             to Daily Money Class of
                             another fund offered through
                             this prospectus, to Class A
                             or Class T of a Fidelity
                             Advisor fund, or to other
                             Fidelity funds. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    INDIVIDUAL, JOINT TENANTS,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA/UTMA
OH 45277-0081                (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or, if you trade directly
                             through Fidelity, to the
                             address at left, including
                             your name, the fund's name,
                             the class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to request one.

                             TRUSTS
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or, if you trade directly
                             through Fidelity, to the
                             address at left, including
                             the trust's name, the fund's
                             name, the class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or, if you trade directly
                             through Fidelity, to the
                             address at left, including
                             the firm's name, the fund's
                             name, the class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANTS,
                             SOLE PROPRIETORSHIP, UGMA/UTMA
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.

                             TRUSTS
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             to Class A or Class T of a
                             Fidelity Advisor fund.

CHECK                        (small solid bullet) Write a
                             check to sell shares from
                             your account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Daily Money Class shareholder you have the privilege of exchanging Daily Money Class shares of a fund.

If you have purchased Daily Money Class shares of a fund in connection with the Fidelity Advisor funds program, your Daily Money Class shares may be exchanged only for Class A or Class T shares, as applicable, of Fidelity Advisor funds, or Daily Money Class shares of another fund offered through this prospectus. Other shareholders may not exchange Daily Money Class shares of a fund for Class A or Class T shares of Fidelity Advisor funds but may exchange Daily Money Class shares of a fund for Daily Money Class shares of another fund offered through this prospectus and for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Currently, there is no limit on the number of exchanges out of a fund.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose
   t    rading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

FIDELITY ADVISOR SYSTEMATIC
EXCHANGE PROGRAM TO MOVE
MONEY FROM DAILY MONEY CLASS
TO CLASS A OR CLASS T OF A
FIDELITY ADVISOR FUND.

MINIMUM                           FREQUENCY                   PROCEDURES

$100                              Monthly, quarterly,         (small solid bullet) To set
                                  semi-annually, or annually  up, call your investment
                                                              professional or, if you
                                                              trade directly through
                                                              Fidelity, call
                                                              1-800-843-3001 after both
                                                              accounts are opened.

                                                              (small solid bullet) To make
                                                              changes, call your
                                                              investment professional
                                                              directly or, if you trade
                                                              directly through Fidelity,
                                                              call 1-800-843-3001. Call at
                                                              least 2 business days prior
                                                              to your next scheduled
                                                              exchange date.

                                                              (small solid bullet) The
                                                              account from which the
                                                              exchanges are to be
                                                              processed must have a
                                                              minimum balance of $10,000.
                                                              The account into which the
                                                              exchange is being processed
                                                              must have a minimum balance
                                                              of $1,000.


OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or, if you trade directly through Fidelity, call 1-800-843-3001 before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

CHECKWRITING
TO REDEEM SHARES FROM YOUR ACCOUNT.

(small solid bullet) To set up, complete the appropriate section on the application.

(small solid bullet) All account owners must sign a signature card to receive a checkbook.

(small solid bullet) You may write an unlimited number of checks.

(small solid bullet) Minimum check amount: $500.

(small solid bullet) Do not try to close out your account by check.

(small solid bullet) To obtain more checks, call your investment professional or, if you trade directly through Fidelity, call
1-800-843-3001.

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies
of financial reports or prospectuses   .

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $500 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing
historical account documents   .

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

You may request to have dividends relating to Daily Money Class shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

EARNING DIVIDENDS

Daily Money Class shares purchased by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Daily Money Class shares purchased by all other orders begin to earn dividends on the first business day following the day of purchase.

However, on any day that the principal bond markets close early (as
recommended by the Bond Market Associa   tion) or the New York Fed
closes early, a     class may advance the time on that day by which
wire purchase orders must be placed so that shares earn dividends on the day of purchase. In addition, on any day that the principal bond markets do not open (as recommended by the Bond Market Association) or
the    New York Fed does not open,     shares begin to earn dividends
on the first business day following the day of purchase.

Daily Money Class shares redeemed by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund generally earn dividends through the day prior to the day of redemption.

Daily Money Class shares redeemed by all other orders earn dividends until, but not including, the next business day following the day of redemption.

However, on any day that the principal bond markets close early (as
recommended by the Bond Market Association) or the    New York Fed
closes     early, a class may set a time after which shares redeemed
by wire order earn dividends until, but not including, the next business day following the day of redemption. On any day that the principal bond markets do not open (as recommended by the Bond Market
Association) or the    New York Fed d    oes not open, shares earn
dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Daily Money Class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional Daily Money Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Prime Fund and Treasury Fund are subject to federal income tax, and may also be subject to state or local taxes.

Tax-Exempt Fund seeks to earn income and pay dividends exempt from
federal income tax   .

   Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive from the municipal fund may be subject to federal and state income taxes. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

For federal tax purposes, Prime Fund and Treasury Fund's dividends and each fund's distributions of short term capital gains and gains on bonds characterized as market discount are taxable to you as ordinary income. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains for federal tax purposes.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

FUND SERVICES


FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

   FMR     is each fund's manager.

As of    March 25, 1999    , FMR had approximately    $521.7
billion     in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling their business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New
Hampshire, serves as sub-adviser for each    fund. FIMM is primarily
responsible for choo    sing investments for each fund.

FIMM is an affiliate of FMR. As of    March 29, 1999    , FIMM had
approximately $159.8 in discretionary assets under management.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR.    T    he management fee is
calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.25% of its average net assets.

FMR pays FIMM for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Daily Money
Class's shares.

Your Daily Money Class shares purchased by exchange from Class A or Class T shares of an Advisor fund are subject to any contingent deferred sales charge to which the Class A or Class T shares that you exchanged for Daily Money Class shares would have been subject.

Daily Money Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Daily Money Class of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Daily Money Class shares and/or shareholder support services. Daily Money Class of each fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow to intermediaries    (    such as banks,
broker-dealers and other service-providers   )     up to an annual
rate of 0.25% of average net assets they maintain, for providing services intended to result in the sale of Daily Money Class shares and/or shareholder support services. Intermediaries that maintain an aggregate balance of at least $50,000 in Daily Money Class shares are eligible for compensation.

Because 12b-1 fees are paid out of Daily Money Class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Daily Money Class plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Daily Money Class shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments to intermediaries at an annual rate of up to 0.10% of the average net assets they maintain.

Independent of the Daily Money Class plans, intermediaries that maintain an average balance of $10 million or more in a single omnibus account may receive an additional recordkeeping fee of up to 0.15% of the average net assets they maintain. The recordkeeping fee will be paid by FMR or its affiliates, not by the funds, and will not be paid for distribution services.

To receive payments made pursuant to a Distribution and Service Plan or record keeping fees, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related
   statement of additional information     (SAI), in connection with
the offer contained in this    p    rospectus. If given or made, such
other information or representations must not be relied upon as having
been authorized by the funds or FDC. This    pr    ospectus and the
related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights    tables are     intended to help you
understand Daily Money Class's financial history for the past    5
    years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class
(assuming reinvestment of all dividends and distributions).    This
information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each fund's
financial highlights and financial statements, are included in    the
funds'     annual report. A free copy of    the     annual report is
available upon request.

   TREASURY FUND - DAILY MONEY CLASS


Years ended October 31,          1999     1998     1997     1996 E      1996 F   1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest income               .043     .049     .049     .012        .049     .049

Less Distributions

From net interest income          (.043)   (.049)   (.049)   (.012)      (.049)   (.049)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000

TOTAL RETURN B, C                 4.38%    5.04%    4.97%    1.19%       5.06%    5.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,335  $ 1,261  $ 1,284  $ 1,801     $ 1,801  $ 1,828
(in millions)

Ratio of expenses to average      .65% D   .65% D   .65% D   .65% A, D   .65% D   .65% D
net assets

Ratio of net interest income      4.30%    4.93%    4.88%    4.66% A     4.94%    4.89%
to average net assets



   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E THREE MONTHS ENDED OCTOBER 31, 1996
   F YEARS ENDED JULY 31

   PRIME FUND - DAILY MONEY CLASS


Years ended October 31,          1999     1998     1997     1996 E      1996 F   1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest income               .046     .050     .050     .012        .050     .050

Less Distributions

From net interest income          (.046)   (.050)   (.050)   (.012)      (.050)   (.050)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000

TOTAL RETURN B, C                 4.65%    5.15%    5.06%    1.22%       5.13%    5.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 4,336  $ 3,397  $ 2,687  $ 2,663     $ 2,581  $ 2,139
millions)

Ratio of expenses to average      .65% D   .65% D   .65% D   .65% A, D   .65% D   .65% D
net assets

Ratio of net interest income      4.57%    5.03%    4.95%    4.85% A     5.00%    5.11%
to average  net assets



   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E THREE MONTHS ENDED OCTOBER 31, 1996
   F YEARS ENDED JULY 31

   TAX-EXEMPT FUND - DAILY MONEY CLASS


Years ended October 31,          1999     1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest income               .026     .030     .031     .030     .033

Less Distributions

From net interest income          (.026)   (.030)   (.031)   (.030)   (.033)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A                    2.65%    3.03%    3.10%    3.02%    3.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 503    $ 519    $ 469    $ 500    $ 559
millions)

Ratio of expenses to average      .65% B   .65% B   .65% B   .65% B   .65% B
net assets

Ratio of net interest income      2.61%    2.99%    3.06%    2.98%    3.31%
to average net assets



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.






You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER   , 811-3518

Fidelity, Fidelity Investments,    and     Fidelity Investments &
(Pyramid) Design, are registered trademarks of FMR Corp.

   1.702675.102                                          DMFI-pro-1299


Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY(registered trademark)
CASH MANAGEMENT
FUNDS

TREASURY FUND - CAPITAL RESERVES CLASS
(Fund 077, CUSIP 650914104)

PRIME FUND - CAPITAL RESERVES CLASS
(Fund 076, CUSIP 650914203)

TAX-EXEMPT FUND - CAPITAL RESERVES CLASS
(Fund 079, CUSIP 650914302)

   PROSPECTUS
   DECEMBER 28, 1999

(FIDELITY_LOGO_GRAPHIC)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             2   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         5   FEE TABLE

FUND BASICS              7   INVESTMENT DETAILS

                         8   VALUING SHARES

SHAREHOLDER INFORMATION  8   BUYING AND SELLING SHARES

                         15  EXCHANGING SHARES

                         15  ACCOUNT FEATURES AND POLICIES

                         16  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         16  TAX CONSEQUENCES

FUND SERVICES            17  FUND MANAGEMENT

                         17  FUND DISTRIBUTION

APPENDIX                 18  FINANCIAL HIGHLIGHTS



FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities and repurchase agreements for those securities.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE.    Changes in
government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TAX-EXEMPT FUND seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing in municipal money market securities.

(small solid bullet) Normally investing so that at least 80% of the fund's income distributions is exempt from federal income tax.

(small solid bullet) Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

The following information illustrates each fund's performance over the past year. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

TREASURY FUND - CAPITAL RESERVES CLASS



Calendar Years                    1998

                                  4.66%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 4.659999999999999

   DURING THE PERIOD SHOWN IN THE CHART FOR CAPITAL RESERVES CLASS OF TREASURY FUND, THE HIGHEST RETURN FOR A QUARTER WAS 1.19% (QUARTER ENDING SEPTEMBER 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS 1.05% (QUARTER ENDING DECEMBER 31, 1998).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CAPITAL
RESERVES CLASS OF TREASURY FUND WAS 3.04%.

PRIME FUND - CAPITAL RESERVES CLASS



Calendar Years                    1998

                                  4.82%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 4.819999999999999

   DURING THE PERIOD SHOWN IN THE CHART FOR CAPITAL RESERVES CLASS OF PRIME FUND, THE HIGHEST RETURN FOR A QUARTER WAS 1.20% (QUARTER ENDING SEPTEMBER 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS 1.14%
(QUARTER ENDING DECEMBER 31, 1998).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CAPITAL
RESERVES CLASS OF PRIME FUND WAS 3.21%.

TAX-EXEMPT FUND - CAPITAL RESERVES CLASS



Calendar Years                    1998

                                  2.68%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 2.68

   DURING THE PERIOD SHOWN IN THE CHART FOR CAPITAL RESERVES CLASS OF TAX-EXEMPT FUND, THE HIGHEST RETURN FOR A QUARTER WAS 0.73% (QUARTER ENDING JUNE 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS 0.62% (QUARTER ENDING DECEMBER 31, 1998).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CAPITAL
RESERVES CLASS OF TAX-EXEMPT FUND WAS 1.75%.

AVERAGE ANNUAL RETURNS

For the periods ended          Past 1 year  Life of  ClassA
December 31, 1998

Treasury Fund - Capital         4.66%        4.69%
Reserves Class

Prime Fund - Capital Reserves   4.82%        4.84%
Class

Tax-Exempt Fund - Capital       2.68%        2.73%
Reserves Class

A FROM OCTOBER 31, 1997.

   If FMR had not reimbursed certain class expenses during these periods, Capital Reserves Class's returns would have been lower.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Capital Reserves Class shares of a fund.
   The annual class operating expenses provided below for Capital Reserves Class do not reflect the effect of any expense reimbursements during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

TREASURY FUND    Management fee                0.25%

                 Distribution and Service      0.50%
                 (12b-1) fee

                 Other expenses                0.27%

                 Total annual class operating  1.02%
                 expensesA

PRIME FUND       Management fee                0.25%

                 Distribution and Service      0.50%
                 (12b-1) fee

                 Other expenses                0.26%

                 Total annual class operating  1.01%
                 expensesA

TAX-EXEMPT FUND  Management fee                0.25%

                 Distribution and Service      0.50%
                 (12b-1) fee

                 Other expenses                0.29%

                 Total annual class operating  1.04%
                 expensesA

A    EFFECTIVE OCTOBER 31, 1997,     FMR HAS VOLUNTARILY AGREED TO
REIMBURSE CAPITAL RESERVES CLASS OF EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 0.90% THESE ARRANGEMENTS CAN BE
DISCONTINUED BY FMR AT ANY TIME.    EFFECTIVE JANUARY 1, 2000, FMR HAS
VOLUNTARILY AGREED TO REIMBURSE CAPITAL RESERVES CLASS OF EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 0.95%. THESE ARRANGEMENTS CAN BE DISCONTINUED BY FMR AT ANY TIME.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Capital Reserves Class's annual return is 5% and that your shareholder fees and Capital Reserves Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

TREASURY FUND    1 year    $ 104

                 3 years   $ 325

                 5 years   $ 563

                 10 years  $ 1,248

PRIME FUND       1 year    $ 103

                 3 years   $ 322

                 5 years   $ 558

                 10 years  $ 1,236

TAX-EXEMPT FUND  1 year    $ 106

                 3 years   $ 331

                 5 years   $ 574

                 10 years  $ 1,271

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the
quality, maturity   ,     and diversification of the fund's
investments. FMR stresses maintaining a stable $1.00 share price,
liquidity   ,     and income.

INVESTMENT OBJECTIVE

PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the
quality, maturity   ,     and diversification of the fund's
investments. FMR stresses maintaining a stable $1.00 share price,
liquidity   ,     and income.

INVESTMENT OBJECTIVE

TAX-EXEMPT FUND seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in municipal money market securities.

FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in
municipal     securities that finance similar projects, such as those
relating to education, health care, transportation   ,     and
utilities.

In buying and selling securities for the fund, FMR complies with industry standard requirements for money market funds regarding the
quality, maturity   ,     and diversification of the fund's
investments. FMR stresses maintaining a stable $1.00 share price,
liquidity   ,     and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term securities that
pay a fixed, variable   ,     or floating interest rate. Securities
are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters
of credit, guarantees   ,     or insurance.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. While the funds will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, a fund may incur losses regardless of the insurance. It is
important to note that neither the funds'    share prices n    or
their yields are guaranteed by the U.S. Government.

The following factors can significantly affect a fund's performance:

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those
relating to education, health care, transportation   ,     and
utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available
and unfavorable political, economic   ,     or governmental
developments could affect the value of the security.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

In response to market, economic, political   ,     or other
conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Fund for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Fund's performance, and the fund could distribute income subject to federal income tax.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

TAX-EXEMPT FUND seeks to provide individual and institutional investors with as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund normally invests so that at least 80% of its income distributions is free from federal income tax.


VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Capital Reserves Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission
(SEC). Each fund's assets are valued as of this time for the purpose of computing Capital Reserves Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued on the basis of amortized cost.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please call
1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through
Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Capital Reserves Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Capital Reserves Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Capital Reserves Class shares of a fund, including a transaction fee if you buy or sell Capital Reserves Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
(solid bullet) ROTH IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS (solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

The price to buy one share of Capital Reserves Class is the class's
NAV.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

(small solid bullet) If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire
System on the day of purchase.

Capital Reserves Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

MINIMUMS

TO OPEN AN ACCOUNT                        $1000

For certain Fidelity retirement accountsA $500

TO ADD TO AN ACCOUNT                      $250

For certain Fidelity retirement accountsA $100

   Through regular investment plans       $100

MINIMUM BALANCE                           $500

A FIDELITY TRADITIONAL IRA, ROTH IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH
ACCOUNTS.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE 1-800-843-3001         TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from Capital Reserves Class
                             of another fund offered
                             through this prospectus or
                             from another Fidelity fund.
                             Call your investment
                             professional or, if you
                             trade directly through
                             Fidelity, call 1-800-843-3001.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from Capital Reserves Class
                             of another fund offered
                             through this prospectus or
                             from another Fidelity fund.
                             Call your investment
                             professional or, if you
                             trade directly through
                             Fidelity, call 1-800-843-3001.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or,
                             if you trade directly
                             through Fidelity, to the
                             address at left.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Include your fund
                             account number on your check
                             and mail to your investment
                             professional or, if you
                             trade directly through
                             Fidelity, to the address at
                             left.
                             (small solid bullet) Exchange
                             from Capital Reserves Class
                             of another fund offered
                             through this prospectus or
                             from another Fidelity fund.
                             Send a letter of instruction
                             to your investment
                             professional or, if you
                             trade directly through
                             Fidelity, to the address at
                             left, including your name,
                             the funds' names, the
                             applicable class names, the
                             fund account numbers, and
                             the dollar amount or number
                             of shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to set up
                             your account and to arrange
                             a wire transaction.
                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to arrange a
                             wire transaction.
                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

SELLING SHARES

The price to sell one share of Capital Reserves Class is the class's
NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the
last    15 or     30 days   , depending on your account    ;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $500 worth of shares in the account to keep it
open   ,     except accounts not subject to account minimums.

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.

(small solid bullet) Normally, Fidelity will process wire redemptions on the same business day, provided your redemption wire request is received in proper form by Fidelity before the NAV is calculated on that day. All other redemptions will normally be processed by the next business day. However, Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or
other    property     rather than in cash if    FMR     determines it
is in the best interests of a fund.

(small solid bullet) If you sell shares of Treasury Fund, Prime Fund or Tax-Exempt Fund by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE 1-800-843-3001         (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to initiate a
                             wire transaction or to
                             request a check for your
                             redemption.

                             (small solid bullet) Exchange
                             to Capital Reserves Class of
                             another fund offered through
                             this prospectus or to other
                             Fidelity funds. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    INDIVIDUAL, JOINT TENANTS,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA/UTMA
OH 45277-0081                (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or, if you trade directly
                             through Fidelity, to the
                             address at left, including
                             your name, the fund's name,
                             the class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to request one.

                             TRUSTS
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or, if you trade directly
                             through Fidelity, to the
                             address at left, including
                             the trust's name, the fund's
                             name, the class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or, if you trade directly
                             through Fidelity, to the
                             address at left, including
                             the firm's name, the fund's
                             name, the class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANTS,
                             SOLE PROPRIETORSHIP, UGMA/UTMA
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.

                             TRUSTS
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

CHECK                        (small solid bullet) Write a
                             check to sell shares from
                             your account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Capital Reserves Class shareholder you have the privilege of exchanging Capital Reserves Class shares of a fund for Capital
Reserves Class shares of another fund offered through this prospectus and for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Currently, there is no limit on the number of exchanges out of a fund.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or, if you trade directly through Fidelity, call 1-800-843-3001 before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

CHECKWRITING
TO REDEEM SHARES FROM YOUR ACCOUNT.

(small solid bullet) To set up, complete the appropriate section on the application.

(small solid bullet) All account owners must sign a signature card to receive a checkbook.

(small solid bullet) You may write an unlimited number of checks.

(small solid bullet) Minimum check amount: $500.

(small solid bullet) Do not try to close out your account by check.

(small solid bullet) To obtain more checks, call your investment professional or, if you trade directly through Fidelity, call
1-800-843-3001.

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $500 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

You may request to have dividends relating to Capital Reserves Class shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

EARNING DIVIDENDS

Capital Reserves Class shares purchased by a wire order prior to 4:00 p.m. Eastern time for Treasury Fund and Prime Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Capital Reserves Class shares purchased by all other orders begin to earn dividends on the first business day following the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed
c    loses early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on
the day of purchase.    I    n addition, on any day that the principal
bond markets do not open (as recommended by the Bond Market
Association) or the        New York Fed does not open, shares begin to
earn dividends on the first business day following the day of purchase.

Capital Reserves Class shares redeemed by a wire order prior to 4:00 p.m. Eastern time for Treasury Fund and Prime Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund generally earn dividends through the day prior to the day of redemption.

Capital Reserves Class shares redeemed by all other orders earn dividends until, but not including, the next business day following the day of redemption.

However, on any day that the principal bond markets close early (as
recommended by the Bond Market Association)    or     the New York Fed
closes early, a class may set a time after which shares redeemed by wire order earn dividends until, but not including, the next business
day following the day of redemption.        On any day that the
principal bond markets do not open (as recommended by the Bond Market
Association) or the    N    ew York Fed does not open, shares earn
dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Capital Reserves Class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional Capital
Reserves Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Fund and Prime Fund are subject to federal income tax, and may also be subject to state or local taxes.

Tax-Exempt Fund seeks to earn income and pay dividends exempt from
federal income tax   .

   Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive from the municipal fund may be subject to federal and state income taxes. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

For federal tax purposes, Treasury Fund's and Prime Fund's dividends and each fund's distributions of short term capital gains and gains on bonds characterized as market discount are taxable to you as ordinary income. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains for federal tax purposes.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution
option. If you elect to receive distributions in cash   ,     you will
receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

FUND SERVICES


FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

   FMR is     each fund's manager.

   As of March 25, 1999    , FMR had approximately    $521.7
billion     in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling their business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New
Hampshire, serves as sub-adviser for each fund.        FIMM is
primarily responsible for choosing investments for each fund.

FIMM is an affiliate of FMR. As of    March 29, 1999,     FIMM had
approximately $159.8 in discretionary assets under management.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR   . T    he management fee is
calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.25% of its average net assets.

FMR pays FIMM for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Capital Reserves Class's shares.

Capital Reserves Class    of each fund     has adopted a Distribution
and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Capital Reserves Class of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Capital Reserves Class shares and/or shareholder support services. Capital Reserves Class of each fund currently pays FDC a monthly 12b-1 fee at an annual
rate of    0.50%     of its average net assets throughout the month.

FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers) up to an annual rate of 0.50% of average net assets they maintain, for providing services intended to result in the sale of Capital Reserves Class shares and/or shareholder support services.

Because 12b-1 fees are paid out of Capital Reserves Class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Capital Reserves Class plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Capital Reserves Class shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments to intermediaries at an annual rate of up to 0.10% of the average net assets they maintain.

Independent of the Capital Reserves Class plans, intermediaries that maintain an average balance of $10 million or more in a single omnibus account may receive an additional recordkeeping fee of up to 0.15% of the average net assets they maintain. The recordkeeping fee will be paid by FMR or its affiliates, not by the funds, and will not be paid for distribution services.

To receive payments made pursuant to a Distribution and Service Plan or record keeping fees, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights tables    are     intended to help you
understand Capital Reserve Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions).
The annual information has been audited by    PricewaterhouseCoopers
LLP,     independent accountants, whose report, along with each fund's
financial highlights and financial statements, are included in    the
funds'     annual report. A free copy of the annual report is
available upon request.

   TREASURY FUND - CAPITAL RESERVES CLASS

Years ended October 31,          1999     1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000  $ 1.000  $ 1.000000
period

Income from Investment
Operations

Net interest income               .040     .047     .000134

Less Distributions

From net interest income          (.040)   (.047)   (.000134)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000000

TOTAL RETURN B, C                 4.12%    4.78%    .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 950    $ 480    $ 265
millions)

Ratio of expenses to average      .90% D   .90% D   .90% A, D
net assets

Ratio of net interest income      4.06%    4.67%    4.93% A
to average net assets


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES
CLASS SHARES)

   PRIME FUND - CAPITAL RESERVES CLASS

Years ended October 31,          1999     1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000  $ 1.000  $ 1.000000
period

Income from Investment
Operations

Net interest income               .043     .048     .000131

Less Distributions

From net interest income          (.043)   (.048)   (.000131)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000000

TOTAL RETURN B, C                 4.39%    4.89%    .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,924  $ 2,256  $ 1,764
millions)

Ratio of expenses to average      .90% D   .90% D   .90% A, D
net assets

Ratio of net interest income      4.30%    4.79%    4.78% A
to average net assets


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES
CLASS SHARES)

   TAX-EXEMPT FUND - CAPITAL RESERVES CLASS,038

Years ended October 31,          1999     1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000  $ 1.000  $ 1.000000
period

Income from Investment
Operations

Net interest income               .024     .027     .000078

Less Distributions

From net interest income          (.024)   (.027)   (.000078)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000000

TOTAL RETURN B, C                 2.40%    2.78%    .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 170    $ 186    $ 177
millions)

Ratio of expenses to average      .90% D   .90% D   .90% A, D
net assets

Ratio of net interest income      2.37%    2.73%    2.81% A
to average net assets


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES
CLASS SHARES)








You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBE   R 811-3518

Fidelity, Fidelity Investments,    and     Fidelity Investments &
(Pyramid) Design, are registered trademarks of FMR Corp.

1.538628.10   2                                          DMFR-pro-1299

FIDELITY CASH MANAGEMENT FUNDS

PRIME FUND: CAPITAL RESERVES CLASS AND DAILY MONEY CLASS
TREASURY FUND: CAPITAL RESERVES CLASS, DAILY MONEY CLASS, ADVISOR B CLASS AND ADVISOR C CLASS
TAX-EXEMPT FUND: CAPITAL RESERVES CLASS AND DAILY MONEY CLASS

FUNDS OF NEWBURY STREET TRUST

STATEMENT OF ADDITIONAL INFORMATION

DECEMBER 28, 1999

This statement of additional information (SAI) is not a prospectus. Portions of the funds' annual report are incorporated herein. The
annual report    is     supplied with this SAI.

To obtain a free additional copy of a prospectus, dated December 28,
1999,    or annual report     please call Fidelity(registered
trademark) at 1-888-622-3175.

TABLE OF CONTENTS               PAGE

Investment Policies and         2
Limitations

Portfolio Transactions          6

Valuation                       7

Performance                     7

Additional Purchase, Exchange   28
and Redemption Information

Distributions and Taxes         28

Trustees and Officers           28

Control of Investment Advisers  33

Management Contracts            33

Distribution Services           35

Transfer and Service Agent      37
Agreements

Description of the Trust        38

Financial Statements            38

Appendix                        38

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before you invest or send money.

                                                          DMF-ptb-1299
                                                          1.539174.101

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF PRIME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

 SHAREHOLDER NOTICE. Prime Fund does not intend to purchase futures contracts or options on futures contracts. This operating policy may be changed only upon approval by the Board of Trustees and 60 days' notice to shareholders.

INVESTMENT LIMITATIONS OF TREASURY FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund.

THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL:

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

(vii) The fund does not currently intend to lend assets other than securities to other parties except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as an adviser. (This limit does not apply to purchases or debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

 SHAREHOLDER NOTICE. Treasury Fund invests only in U.S. Treasury securities and repurchase agreements for those securities. This operating policy may be changed only upon 90 days' notice to shareholders. Treasury Fund does not intend to purchase futures contracts or options on futures contracts. This operating policy may be changed only upon approval by the Board of Trustees and 60 days' notice to shareholders.

INVESTMENT LIMITATIONS OF TAX-EXEMPT FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies), if as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) make short sales of securities;

(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

(5) borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed the 33 1/3% of the fund's assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(6) underwrite any issue of securities; except to the extent that the purchase of municipal bonds in accordance with the fund's investment objective, policies, and restrictions, either directly from the issuer, or from an underwriter for an issuer, may be deemed underwriting;

(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein;

(9) purchase or sell commodities or commodity (futures) contracts;

(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or

(11) invest in oil, gas or other mineral exploration or development programs.

(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(iv) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

(v) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1), (i) and (7), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of limitation (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

ASSET-BACKED SECURITIES represent interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

BORROWING. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.

CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.

DOMESTIC AND FOREIGN INVESTMENTS include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. Tax-Exempt Fund currently intends to participate in this program only as a borrower. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

MONEY MARKET INSURANCE. Each fund participates in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. Each fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. Each fund may incur losses regardless of the insurance.

MONEY MARKET SECURITIES are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a fund to maintain a stable net asset value per share
(NAV).

ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.

HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

SHORT SALES "AGAINST THE BOX" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). Short sales against the box could be used to protect the NAV of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs in connection with opening and closing short sales against the box.

SOURCES OF LIQUIDITY OR CREDIT SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

TEMPORARY DEFENSIVE POLICIES. Tax-Exempt Fund reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.

VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.

Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

For transactions in fixed-income securities, FM   R    's selection of
broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.

Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for investment accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal years ended    October 31, 1999, 1998, and 1997     the
funds paid no brokerage commissions.

   For the fiscal year ended October 31, 1999 the funds paid no brokerage commissions to firms that provided research services.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds managed by FMR or investment accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

PERFORMANCE

A class may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. A class's yield and return fluctuate in response to market conditions and other factors.

YIELD CALCULATIONS. To compute the yield for    a     class of a fund
for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is
annualized to obtain a current annualized yield.    A     class of a
fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current
yield,    a     class of a fund may quote yields in advertising based
on any historical seven-day period. Yields for    a     class of a
fund are calculated on the same basis as other money market funds, as required by applicable regulation.

Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, a class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a class's current yield. In periods of rising interest rates, the opposite can be expected to occur.

The tax-equivalent yield of a class of a municipal fund is the rate an investor would have to earn from a fully taxable investment before taxes to equal a class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a specified federal income tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.

The following table shows the effect of a shareholder's tax status on effective yield under federal income tax laws for 1999. It shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of
hypothetical federally tax-exempt obligations yielding from    2    %
to    7    %. Of course, no assurance can be given that a class of a
fund will achieve any specific tax-exempt yield. While Tax-Exempt Fund invests principally in obligations whose interest is exempt from federal income tax, other income received by the fund may be taxable.

                                  EXPECTED 2000 Tax Rates and Tax-Equivalent Yields


                                                             Federal   If individual tax-exempt
                                                                       yield is:

Taxable Income*                                              Marginal   2%        3%     4%     5%        6%        7%

Single Return                   Joint Return                 Rate**    Then taxable-equivalent yield
                                                                       is:

-                    $ 26,250   -                 $ 43,850   15.0%     2.35%      3.53%  4.71%   5.88%    7.06%     8.24%

$ 26,251         -   $ 63,550   $ 43,851      -   $ 105,950  28.0%     2.78%      4.17%  5.56%   6.94%    8.33%     9.72%

$ 63,551         -   $ 132,600  $ 105,951     -   $ 161,450  31.0%     2.90%      4.35%  5.80%   7.25%    8.70%     10.15%

$ 132,601        -   $ 288,350  $ 161,451     -   $ 288,350  36.0%     3.13%      4.69%  6.25%   7.81%    9.38%     10.94%

$ 288,351        -   and over   $ 288,351     -   and over   39.6%     3.31%      4.97%  6.62%   8.28%    9.93%     11.59%




   * Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.

** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.

Tax-Exempt Fund may invest a portion of its assets in obligations that are subject to federal income tax. When a municipal fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.

RETURN CALCULATIONS. Returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A class's return may be calculated by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect differences in sales charges but not 12b-1 fees. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class.

In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns may or may not include the effect of a class's maximum sales charge. Excluding a class's sales charge from a return calculation produces a higher return figure. Returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration.

HISTORICAL FUND RESULTS. The following tables show 7-day yields and returns for each class of Prime Fund, Treasury Fund and Tax-Exempt Fund and the tax-equivalent yield for each class of Tax-Exempt Fund for the fiscal period ended October 31, 1999.

Advisor B Class and Advisor C Class have a maximum CDSC of 5.00% and 1.00%, respectively, which is included in the average annual and cumulative returns.

Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class have a 12b-1 fee of 0.25%, 0.50%, 1.00%, and 1.00%
respectively, which is included in the 7-day yield, tax-equivalent yield, and average annual and cumulative returns.

Capital Reserves Class of each fund commenced operations on October 31, 1997. Capital Reserves Class returns prior to that date are those of Daily Money Class, the original class of each fund, which did not have a 12b-1 fee until May 31, 1997. Returns from May 31, 1997 through October 31, 1997 reflect a 12b-1 fee of 0.25%. If Capital Reserves Class's 12b-1 fee had been reflected, returns would have been lower. Effective May 31, 1997, Daily Money Class shares pay a 12b-1 fee of 0.25%. If the Daily Money Class's 12b-1 fee had been reflected, returns prior to May 31, 1997 would have been lower. Class B of Treasury Fund commenced operations on July 1, 1994. Class B's returns prior to that date are those of Daily Money Class, the original class of the fund which did not have a 12b-1 fee at that time. If Class B's 12b-1 fee had been reflected, returns prior to July 1, 1994 would have been lower. Class C of Treasury Fund commenced operations on November 3, 1997. Class C returns prior to that date are those of Class B which reflect a 12b-1 fee of 1.00%. The initial offering of Class B began on July 1, 1994. Class C returns prior to July 1, 1994 are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee at that time. If Class C's 12b-1 fee had been reflected, returns prior to July 1, 1994 would have been lower.

The tax-equivalent yield for Tax-Exempt Fund is based on a    36    %
federal income tax rate.


                                                                         Average Annual Returns

                                 Seven-Day Yield  Tax- Equivalent Yield  One Year                Five Years  Ten Years

Prime Fund - Capital Reserves     4.78%           N/A                     4.39%                   4.96%       4.88%
Class

Prime Fund - Daily Money Class    5.03%           N/A                     4.65%                   5.06%       4.93%

                                                                         Average Annual Returns

                                 Seven-Day Yield  Tax- Equivalent Yield  One Year                Five Years  Ten Years

Treasury Fund - Capital           4.33%           N/A                     4.12%                   4.83%       4.77%
Reserves Class

Treasury Fund - Daily Money       4.58%           N/A                     4.38%                   4.93%       4.82%
Class

Treasury Fund - Advisor B Class   3.83%           N/A                     -0.39%                  4.00%       4.42%

Treasury Fund - Advisor C Class   3.83%           N/A                     2.61%                   4.17%       4.42%

                                                                         Average Annual Returns

                                 Seven-Day Yield  Tax- Equivalent Yield  One Year                Five Years  Ten Years

Tax-Exempt Fund - Capital         2.66%            4.16%                  2.40%                   2.93%       3.17%
Reserves Class

Tax-Exempt Fund - Daily Money     2.91%            4.55%                  2.65%                   3.03%       3.22%
Class




                                 Cumulative Returns

                                 One Year            Five Years  Ten Years

Prime Fund - Capital Reserves     4.39%               27.38%      61.08%
Class

Prime Fund - Daily Money Class    4.65%               28.01%      61.88%

                                 Cumulative Returns

                                 One Year            Five Years  Ten Years

Treasury Fund - Capital           4.12%               26.57%      59.35%
Reserves Class

Treasury Fund - Daily Money       4.38%               27.20%      60.15%
Class

Treasury Fund - Advisor B Class   -0.39%              21.66%      54.09%

Treasury Fund - Advisor C Class   2.61%               22.65%      54.07%

                                 Cumulative Returns

                                 One Year            Five Years  Ten Years

Tax-Exempt Fund - Capital         2.40%               15.54%      36.63%
Reserves Class

Tax-Exempt Fund - Daily Money     2.65%               16.12%      37.32%
Class


Note: If FMR had not reimbursed certain class expenses during these periods, each class's returns would have been lower.

Note: If FMR had not reimbursed certain class expenses during these periods, each class's yield and the tax equivalent yield for Tax-Exempt Fund would have been:

                                 Seven-Day Yield  Tax-Equivalent Yield

Prime Fund - Capital Reserves     4.67%           N/A
Class

Prime Fund - Daily Money Class    4.91%           N/A

Treasury Fund - Capital           4.21%           N/A
Reserves Class

Treasury Fund - Daily Money       4.47%           N/A
Class

Treasury Fund - Advisor B Class   3.72%           N/A

Treasury Fund - Advisor C Class   3.70%           N/A

Tax-Exempt Fund - Capital         2.52%            3.94%
Reserves Class

Tax-Exempt Fund - Daily Money     2.77%            4.33%
Class


The following tables show the income and capital elements of each class's cumulative return. The tables compare each class's return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons are provided to show how each class's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical
$10,000 investment in each class of each fund during the 10    year
period     ended October 31, 1999, assuming all distributions were
reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments have not been factored into the figures below.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Capital Reserves Class of Prime Fund would have grown to $16,108.


PRIME FUND - CAPITAL RESERVES
CLASS

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,000                  $ 6,108                       $ 0                          $ 16,108

1998                      $ 10,000                  $ 5,430                       $ 0                          $ 15,430

1997                      $ 10,000                  $ 4,711                       $ 0                          $ 14,711

1996                      $ 10,000                  $ 4,002                       $ 0                          $ 14,002

1995                      $ 10,000                  $ 3,333                       $ 0                          $ 13,333

1994                      $ 10,000                  $ 2,645                       $ 0                          $ 12,645

1993                      $ 10,000                  $ 2,229                       $ 0                          $ 12,229

1992                      $ 10,000                  $ 1,904                       $ 0                          $ 11,904

1991                      $ 10,000                  $ 1,489                       $ 0                          $ 11,489

1990                      $ 10,000                  $ 810                         $ 0                          $ 10,810





PRIME FUND - CAPITAL RESERVES  INDEXES
CLASS

Fiscal Year Ended              S&P 500   DJIA      Cost of Living

1999                           $ 51,536  $ 52,414  $ 13,368

1998                           $ 41,009  $ 41,322  $ 13,057

1997                           $ 33,617  $ 35,190  $ 12,866

1996                           $ 25,445  $ 27,989  $ 12,604

1995                           $ 20,505  $ 21,605  $ 12,237

1994                           $ 16,217  $ 17,317  $ 11,903

1993                           $ 15,613  $ 15,871  $ 11,600

1992                           $ 13,583  $ 13,514  $ 11,290

1991                           $ 12,351  $ 12,484  $ 10,939

1990                           $ 9,251   $ 9,597   $ 10,629



Explanatory Notes: With an initial investment of $10,000 in Capital Reserves Class of Prime Fund on November 1, 1989 , the net amount invested in Capital Reserves Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,108. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,777 for dividends. The fund did not distribute any capital gains during the period. Capital Reserves Class of Prime Fund commenced operations on October 31, 1997. Capital Reserves Class returns prior to that date are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee until May 31, 1997. Returns from May 31, 1997 through October 31, 1997 reflect a 12b-1 fee of 0.25%. If Capital Reserves Class's 12b-1 fee had been reflected, returns would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Daily Money Class of Prime Fund would have grown
to $16,1   8    8.


PRIME FUND - DAILY MONEY CLASS

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,000                  $ 6,188                       $ 0                          $ 16,188

1998                      $ 10,000                  $ 5,468                       $ 0                          $ 15,468

1997                      $ 10,000                  $ 4,711                       $ 0                          $ 14,711

1996                      $ 10,000                  $ 4,002                       $ 0                          $ 14,002

1995                      $ 10,000                  $ 3,333                       $ 0                          $ 13,333

1994                      $ 10,000                  $ 2,645                       $ 0                          $ 12,645

1993                      $ 10,000                  $ 2,229                       $ 0                          $ 12,229

1992                      $ 10,000                  $ 1,904                       $ 0                          $ 11,904

1991                      $ 10,000                  $ 1,489                       $ 0                          $ 11,489

1990                      $ 10,000                  $ 810                         $ 0                          $ 10,810





PRIME FUND - DAILY MONEY CLASS  INDEXES

Fiscal Year Ended               S&P 500   DJIA      Cost of Living

1999                            $ 51,536  $ 52,414  $ 13,368

1998                            $ 41,009  $ 41,322  $ 13,057

1997                            $ 33,617  $ 35,190  $ 12,866

1996                            $ 25,445  $ 27,989  $ 12,604

1995                            $ 20,505  $ 21,605  $ 12,237

1994                            $ 16,217  $ 17,317  $ 11,903

1993                            $ 15,613  $ 15,871  $ 11,600

1992                            $ 13,583  $ 13,514  $ 11,290

1991                            $ 12,351  $ 12,484  $ 10,939

1990                            $ 9,251   $ 9,597   $ 10,629



Explanatory Notes: With an initial investment of $10,000 in Daily Money Class of Prime Fund on November 1, 1989, the net amount invested in Daily Money Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,188. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $4,827        for
dividends. The fund did not distribute any capital gains during the period. Effective May 31, 1997, Daily Money Class shares of Prime Fund pay a 12b-1 fee of 0.25%. If Daily Money Class's 12b-1 fee had been reflected, returns prior to May 31, 1997 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Capital Reserves Class of Treasury Fund would have grown to $15,935.


TREASURY FUND - CAPITAL
RESERVES CLASS

Fiscal Year Ended        Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                     $ 10,000                  $ 5,935                       $ 0                          $ 15,935

1998                     $ 10,000                  $ 5,304                       $ 0                          $ 15,304

1997                     $ 10,000                  $ 4,606                       $ 0                          $ 14,606

1996                     $ 10,000                  $ 3,915                       $ 0                          $ 13,915

1995                     $ 10,000                  $ 3,262                       $ 0                          $ 13,262

1994                     $ 10,000                  $ 2,590                       $ 0                          $ 12,590

1993                     $ 10,000                  $ 2,193                       $ 0                          $ 12,193

1992                     $ 10,000                  $ 1,873                       $ 0                          $ 11,873

1991                     $ 10,000                  $ 1,453                       $ 0                          $ 11,453

1990                     $ 10,000                  $ 800                         $ 0                          $ 10,800





TREASURY FUND - CAPITAL  INDEXES
RESERVES CLASS

Fiscal Year Ended        S&P 500   DJIA      Cost of Living


1999                     $ 51,536  $ 52,414  $ 13,368

1998                     $ 41,009  $ 41,322  $ 13,057

1997                     $ 33,617  $ 35,190  $ 12,866

1996                     $ 25,445  $ 27,989  $ 12,604

1995                     $ 20,505  $ 21,605  $ 12,237

1994                     $ 16,217  $ 17,317  $ 11,903

1993                     $ 15,613  $ 15,871  $ 11,600

1992                     $ 13,583  $ 13,514  $ 11,290

1991                     $ 12,351  $ 12,484  $ 10,939

1990                     $ 9,251   $ 9,597   $ 10,629



Explanatory Notes: With an initial investment of $10,000 in Capital Reserves Class of Treasury Fund on November 1, 1989, the net amount invested in Capital Reserves Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,935. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,670 for dividends. The fund did not distribute any capital gains during the period. Capital Reserves Class of Treasury Fund commenced operations on October 31, 1997. Capital Reserves Class returns prior to that date are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee until May 31, 1997. Returns from May 31, 1997 through October 31, 1997 reflect a 12b-1 fee of 0.25%. If Capital Reserves Class's 12b-1 fee had been reflected, returns would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Daily Money Class of Treasury Fund would have grown to $16,015.


TREASURY FUND - DAILY MONEY
CLASS

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,000                  $ 6,015                       $ 0                          $ 16,015

1998                      $ 10,000                  $ 5,343                       $ 0                          $ 15,343

1997                      $ 10,000                  $ 4,606                       $ 0                          $ 14,606

1996                      $ 10,000                  $ 3,915                       $ 0                          $ 13,915

1995                      $ 10,000                  $ 3,262                       $ 0                          $ 13,262

1994                      $ 10,000                  $ 2,590                       $ 0                          $ 12,590

1993                      $ 10,000                  $ 2,193                       $ 0                          $ 12,193

1992                      $ 10,000                  $ 1,873                       $ 0                          $ 11,873

1991                      $ 10,000                  $ 1,453                       $ 0                          $ 11,453

1990                      $ 10,000                  $ 800                         $ 0                          $ 10,800





TREASURY FUND - DAILY MONEY  INDEXES
CLASS

Fiscal Year Ended            S&P 500   DJIA      Cost of Living

1999                         $ 51,536  $ 52,414  $ 13,368

1998                         $ 41,009  $ 41,322  $ 13,057

1997                         $ 33,617  $ 35,190  $ 12,866

1996                         $ 25,445  $ 27,989  $ 12,604

1995                         $ 20,505  $ 21,605  $ 12,237

1994                         $ 16,217  $ 17,317  $ 11,903

1993                         $ 15,613  $ 15,871  $ 11,600

1992                         $ 13,583  $ 13,514  $ 11,290

1991                         $ 12,351  $ 12,484  $ 10,939

1990                         $ 9,251   $ 9,597   $ 10,629



Explanatory Notes: With an initial investment of $10,000 in Daily Money Class of Treasury Fund on November 1, 1989, the net amount invested in Daily Money Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,015. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,719 for dividends . The fund did not distribute any capital gains during the period. Effective May 31, 1997, Daily Money Class shares of Treasury Fund pay a 12b-1 fee of 0.25%. If Daily Money Class's 12b-1 fee had been reflected, returns prior to May 31, 1997 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Advisor B Class of Treasury Fund would have
grown to $15,409,    including the effect of Advisor B Class's maximum
CDSC.


TREASURY FUND - ADVISOR B CLASS

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,000                  $ 5,409                       $ 0                          $ 15,409

1998                      $ 10,000                  $ 4,872                       $ 0                          $ 14,872

1997                      $ 10,000                  $ 4,265                       $ 0                          $ 14,265

1996                      $ 10,000                  $ 3,690                       $ 0                          $ 13,690

1995                      $ 10,000                  $ 3,138                       $ 0                          $ 13,138

1994                      $ 10,000                  $ 2,562                       $ 0                          $ 12,562

1993                      $ 10,000                  $ 2,193                       $ 0                          $ 12,193

1992                      $ 10,000                  $ 1,873                       $ 0                          $ 11,873

1991                      $ 10,000                  $ 1,453                       $ 0                          $ 11,453

1990                      $ 10,000                  $ 800                         $ 0                          $ 10,800





TREASURY FUND - ADVISOR B CLASS  INDEXES

Fiscal Year Ended                S&P 500   DJIA      Cost of Living

1999                             $ 51,536  $ 52,414  $ 13,368

1998                             $ 41,009  $ 41,322  $ 13,057

1997                             $ 33,617  $ 35,190  $ 12,866

1996                             $ 25,445  $ 27,989  $ 12,604

1995                             $ 20,505  $ 21,605  $ 12,237

1994                             $ 16,217  $ 17,317  $ 11,903

1993                             $ 15,613  $ 15,871  $ 11,600

1992                             $ 13,583  $ 13,514  $ 11,290

1991                             $ 12,351  $ 12,484  $ 10,939

1990                             $ 9,251   $ 9,597   $ 10,629



Explanatory Notes: With an initial investment of $10,000 in Advisor B Class of Treasury Fund on November 1, 1989, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,409. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,332 for dividends. The fund did not distribute any capital gains during the period. Class B of Treasury Fund commenced operations on July 1, 1994. Class B's returns prior to that date are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee at that time. If Class B's 12b-1 fee had been reflected, returns prior to July 1, 1994 would have been lower.

   During the 10-year period ended October 31, 1999, a hypothetical $10,000 investment in Advisor C Class of Treasury Fund would have grown to $15,407, including the effect of Advisor C Class's maximum CDSC.


TREASURY FUND - ADVISOR C CLASS

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,000                  $ 5,407                       $ 0                          $ 15,407

1998                      $ 10,000                  $ 4,871                       $ 0                          $ 14,871

1997                      $ 10,000                  $ 4,265                       $ 0                          $ 14,265

1996                      $ 10,000                  $ 3,690                       $ 0                          $ 13,690

1995                      $ 10,000                  $ 3,138                       $ 0                          $ 13,138

1994                      $ 10,000                  $ 2,562                       $ 0                          $ 12,562

1993                      $ 10,000                  $ 2,193                       $ 0                          $ 12,193

1992                      $ 10,000                  $ 1,873                       $ 0                          $ 11,873

1991                      $ 10,000                  $ 1,453                       $ 0                          $ 11,453

1990                      $ 10,000                  $ 800                         $ 0                          $ 10,800





TREASURY FUND - ADVISOR C CLASS  INDEXES

Fiscal Year Ended                S&P 500   DJIA      Cost of Living

1999                             $ 51,536  $ 52,414  $ 13,368

1998                             $ 41,009  $ 41,322  $ 13,057

1997                             $ 33,617  $ 35,190  $ 12,866

1996                             $ 25,445  $ 27,989  $ 12,604

1995                             $ 20,505  $ 21,605  $ 12,237

1994                             $ 16,217  $ 17,317  $ 11,903

1993                             $ 15,613  $ 15,871  $ 11,600

1992                             $ 13,583  $ 13,514  $ 11,290

1991                             $ 12,351  $ 12,484  $ 10,939

1990                             $ 9,251   $ 9,597   $ 10,629



Explanatory Notes: With an initial investment of $10,000 in Advisor C Class of Treasury Fund on November 1, 1989, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,407. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,331 for dividends. The fund did not distribute any capital gains during the period. Class C of Treasury Fund commenced operations on November 3, 1997. Class C returns prior to that period are those of Class B which reflect a 12b-1 fee of 1.00%. The initial offering of Class B began on July 1, 1994. Class C returns prior to July 1, 1994 are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee at that time. If Class C's 12b-1 fee had been reflected, returns prior to July 1, 1994 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Capital Reserves Class of Tax-Exempt Fund would have grown to $13,663.


TAX-EXEMPT FUND - CAPITAL
RESERVES CLASS

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,000                  $ 3,663                       $ 0                          $ 13,663

1998                      $ 10,000                  $ 3,343                       $ 0                          $ 13,343

1997                      $ 10,000                  $ 2,983                       $ 0                          $ 12,983

1996                      $ 10,000                  $ 2,592                       $ 0                          $ 12,592

1995                      $ 10,000                  $ 2,223                       $ 0                          $ 12,223

1994                      $ 10,000                  $ 1,825                       $ 0                          $ 11,825

1993                      $ 10,000                  $ 1,570                       $ 0                          $ 11,570

1992                      $ 10,000                  $ 1,331                       $ 0                          $ 11,331

1991                      $ 10,000                  $ 1,008                       $ 0                          $ 11,008

1990                      $ 10,000                  $ 538                         $ 0                          $ 10,538





TAX-EXEMPT FUND - CAPITAL  INDEXES
RESERVES CLASS

Fiscal Year Ended          S&P 500   DJIA      Cost of Living

1999                       $ 51,536  $ 52,414  $ 13,368

1998                       $ 41,009  $ 41,322  $ 13,057

1997                       $ 33,617  $ 35,190  $ 12,866

1996                       $ 25,445  $ 27,989  $ 12,604

1995                       $ 20,505  $ 21,605  $ 12,237

1994                       $ 16,217  $ 17,317  $ 11,903

1993                       $ 15,613  $ 15,871  $ 11,600

1992                       $ 13,583  $ 13,514  $ 11,290

1991                       $ 12,351  $ 12,484  $ 10,939

1990                       $ 9,251   $ 9,597   $ 10,629



Explanatory Notes: With an initial investment of $10,000 in Capital Reserves Class of Tax-Exempt Fund on November 1, 1989, the net amount invested in Capital Reserves Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,663. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,126 for dividends. The fund did not distribute any capital gains during the period. Capital Reserves Class of Tax-Exempt Fund commenced operations on October 31, 1997. Capital Reserves Class returns for the fund prior to that date are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee until May 31, 1997. Returns from May 31, 1997 through October 31, 1997 reflect a 12b-1 fee of 0.25%. If Capital Reserves Class's 12b-1 fee fee had been reflected, returns would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Daily Money Class of Tax-Exempt Fund would have grown to $13,732.


TAX-EXEMPT FUND - DAILY MONEY
CLASS

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,000                  $ 3,732                       $ 0                          $ 13,732

1998                      $ 10,000                  $ 3,377                       $ 0                          $ 13,377

1997                      $ 10,000                  $ 2,983                       $ 0                          $ 12,983

1996                      $ 10,000                  $ 2,592                       $ 0                          $ 12,592

1995                      $ 10,000                  $ 2,223                       $ 0                          $ 12,223

1994                      $ 10,000                  $ 1,825                       $ 0                          $ 11,825

1993                      $ 10,000                  $ 1,570                       $ 0                          $ 11,570

1992                      $ 10,000                  $ 1,331                       $ 0                          $ 11,331

1991                      $ 10,000                  $ 1,008                       $ 0                          $ 11,008

1990                      $ 10,000                  $ 538                         $ 0                          $ 10,538





TAX-EXEMPT FUND - DAILY MONEY  INDEXES
CLASS

Fiscal Year Ended              S&P 500   DJIA      Cost of Living

1999                           $ 51,536  $ 52,414  $ 13,368

1998                           $ 41,009  $ 41,322  $ 13,057

1997                           $ 33,617  $ 35,190  $ 12,866

1996                           $ 25,445  $ 27,989  $ 12,604

1995                           $ 20,505  $ 21,605  $ 12,237

1994                           $ 16,217  $ 17,317  $ 11,903

1993                           $ 15,613  $ 15,871  $ 11,600

1992                           $ 13,583  $ 13,514  $ 11,290

1991                           $ 12,351  $ 12,484  $ 10,939

1990                           $ 9,251   $ 9,597   $ 10,629



Explanatory Notes: With an initial investment of $10,000 in Daily Money Class of Tax-Exempt Fund on November 1, 1989, the net amount invested in Daily Money Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,732. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,176 for dividends. The fund did not distribute any capital gains during the period. Effective May 31, 1997, Daily Money Class shares of Tax-Exempt Fund pay a 12b-1 fee of 0.25%. If Daily Money Class's 12b-1 fee had been reflected, returns prior to May 31, 1997 would have been lower.

PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a class's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A class may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

A class may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/Government, which is reported in IBC's MONEY FUND REPORT(trademark), covers over
   216     government money market funds. IBC's MONEY FUND REPORT
AVERAGES(trademark)/All Taxable, which is reported in IBC's MONEY FUND
REPORT(trademark), covers over    955     taxable money market funds.
IBC's MONEY FUND REPORT AVERAGES(trademark)/All Tax-Free, which is
reported in IBC's MONEY FUND REPORT(trademark), covers over    461
tax-free money market funds.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.

   A class may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote the fund's current portfolio manager.

A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

As of October 31, 1999, FMR advised over $   33     billion in
municipal fund assets, $   136     billion in taxable fixed-income
fund assets, $   140     billion in money market fund assets,
$   567     billion in equity fund assets, $   18     billion in
international fund assets, and $   43     billion in Spartan fund
assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

In addition to performance rankings, each class of a fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

CLASS B AND CLASS C SHARES ONLY

The Class B or Class C contingent deferred sales charge (CDSC) will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

4. Through the Fidelity Advisor Systematic Withdrawal Program ; or

5. (Applicable to Class C only) From an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

A waiver form must accompany these transactions.

   A fund may make redemption payments in whole or in part in readily marketable securities or other property, valued for this purpose as they are valued in computing each class's NAV, if FMR determines it is in the best interests of the fund. Shareholders that receive securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES

DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. Short-term capital gains are taxable as dividends, but do not qualify for the dividends-received deduction.

Tax-Exempt Fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

Interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Tax-Exempt Fund's policies of investing so that at least 80% of its income distributions is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains. Dividends resulting from a recharacterization of gain from the sale of bonds purchased at market discount after April 30, 1993 are not considered income for purposes of Tax-Exempt Fund's policy of investing so that at least 80% of its income distributions is free from federal income tax.

CAPITAL GAIN DISTRIBUTIONS. Each fund may distribute any net realized capital gains once a year or more often, as necessary.

As of October 31, 1999, Prime Fund had a capital loss carryforward
aggregating approximately $   735,000    . This loss carryforward, of
which $   101,000    , $   584,000    ,    $48,000,     and $   2,000
    will expire on October 31,    2001, 2002, 2003    , and
   2005    , respectively, is available to offset future capital
gains.

As of October 31, 1999, Treasury Fund had a capital loss carryforward
aggregating approximately $   439,000    . This loss carry forward, of
which $   391,000     and $   48,000     will expire on October 31,
   2001    , and    2007    , respectively, is available to offset
future capital gains.

As of October 31, 199   9    , Tax-Exempt Fund had a capital loss
carryforward aggregating approximately $   96,000    . This loss carry
forward, of which $   65,000,     $   3,000    , and $   28,000
    will expire on October 31,    2004, 2005    , and    2007    ,
respectively, is available to offset future capital gains.

STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividends from a fund will be the same as if you directly owned a proportionate share of the U.S. Government securities. Because the income earned on certain U.S. Government securities is exempt from state and local personal income taxes, the portion of dividends from a fund attributable to these securities will also be free from state and local personal income taxes. The exemption from state and local personal income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities.

TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates . The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON 3d (69), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.; and a Director of FDC. Abigail Johnson, Member of the Advisory Board of Newbury Street Trust, is Mr. Johnson's daughter.

ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Newbury Street Trust (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

J. GARY BURKHEAD (58), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

RALPH F. COX (67), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste
   Management     Inc. (non-hazardous waste, 1993), CH2M Hill
Companies (engineering), and    Bonneville Pacific (independent
power     and petroleum    production    ). In addition, he is a
member of advisory boards of Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS (67), Trustee. Mrs. Davis    is retired from Avon
Products, Inc. where she held various positions including     Senior
Vice President of Corporate Affairs    and Group Vice President of
U.S. sales, distribution, and manufacturing    . She is currently a
Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards,
Inc.   ,     Nabisco Brands, Inc.   , and Standard Brands, Inc.     In
addition, she is a member of the    Board of Directors of the
Southampton Hospital in Southampton, N.Y. (1998).

   ROBERT M. GATES (56), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (automotive, space, defense, and information technology). Mr. Gates previously served as a Director of LucasVarity PLC (automotive components and diesel engines). He is currently serving as Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2000). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company.
He is a Director of TRW Inc.    (automotive, space, defense, and
information technology), CSX Corporation (freight transportation),
Birmingham Steel Corporation    (producer of steel and steel
products)    , and RPM, Inc. (manufacturer of chemical products), and
he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc.
(1985-1995), and Cleveland-Cliffs Inc (mining    1985-1997    ), and
as a Trustee of First Union Real Estate Investments
(1986-1997)    . In addition, he serves as a Trustee of the Cleveland
Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

   NED C. LAUTENBACH (55), Member of the Advisory Board (1999), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

DONALD J. KIRK (66), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk previously served as a Director
of General Re Corporation (reinsurance, 1987-1998) and    as a
Director of     Valuation Research Corp. (appraisals and valuations,
1993-1995). He serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven
Health Services Corp. (1998),    Vice Chairman     of the Public
Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).

*PETER S. LYNCH (56), Trustee, is Vice Chairman and Director of FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan(registered trademark) Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.

WILLIAM O. McCOY (66), Trustee (1997), is the    Interim Chancellor
for the University of North Carolina at Chapel Hill. Previously he had
served from 1995 through 1998 as     Vice President of Finance for the
University of North Carolina (16-school system). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty
Corporation (holding company, 1984),    Duke-    Weeks    Realty
    Corporation (real estate, 1994), Carolina Power and Light Company
(electric utility, 1996), the Kenan Transport    Company
(1996)   , and Dynatech Corporation (electronics, 1999)    .
Previously, he was a Director of First American Corporation (bank
holding company, 1979-1996). In addition, Mr. McCoy serve   d     as a
member of the Board of Visitors for the University of North Carolina
at Chapel Hill (1994   -1998    ) and    currently serves on the Board
of Visitors of     Kenan-Flager Business School (University of North
Carolina at Chapel Hill, 1988).

GERALD C. McDONOUGH (71), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory
services). Mr. McDonough is a Director    and Chairman of the Board
    of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

MARVIN L. MANN (66), Trustee (1993), is Chairman    Emeritus     of
Lexmark International, Inc. (office machines, 1991)    where he
remains a member of the Board    . Prior to 1991, he held the
positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information
storage, 1997).    He is a Board member of Dynatech Corporation
(electronics, 1999).

*ROBERT C. POZEN (53), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

THOMAS R. WILLIAMS (71), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director
of    National Life Insurance Company of Vermont and American Software
Inc. Mr. Williams was previously a Director of     ConAgra, Inc.
(agricultural products), Georgia Power Company (electric utility), and
   Avado,     Inc. (restaurants).

BOYCE I. GREER (43), is Vice President of Money Market Funds (1997), Group Leader of the Money Market Group (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).

FRED L. HENNING, JR. (60), is Vice President of Fidelity's
Fixed-Income Group (1995), Senior Vice President of FMR (1995), and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market
Division.

JOHN J. TODD (50), Vice President of Prime Fund (1998), is Vice
President of other funds advised by FMR and an employee of FIMM.

ROBERT LITTERST (40), Vice President of Treasury Fund (1997), is Vice President of other funds advised by FMR and an employee of FIMM.

SCOTT A. ORR (37), Vice President of Tax-Exempt Fund (1995), is Vice President of other funds advised by FMR and an employee of FIMM.

ERIC D. ROITER (50), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998) and Vice President and Clerk of FDC
(1998). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

RICHARD A. SILVER (52), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

MATTHEW N. KARSTETTER (38), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

STANLEY N. GRIFFITH (53), Assistant Vice President (1998), is
Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.

JOHN H. COSTELLO (53), Assistant Treasurer, is an employee of FMR.

THOMAS J. SIMPSON (41), Assistant Treasurer (1996), is Assistant
Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended October 31, 1999   , or
calendar year ended December 31, 1998, as applicable    .

COMPENSATION TABLE


Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Aggregate Compensation  from
Advisory Board               Prime FundB,C,D              Treasury FundB               Tax-Exempt FundB

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

Abigail P. Johnson**         $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 1,908                      $ 637                        $ 206

Phyllis Burke Davis          $ 1,831                      $ 610                        $ 198

Robert M. Gates              $ 1,895                      $ 633                        $ 205

E. Bradley Jones             $ 1,896                      $ 633                        $ 205

Donald J. Kirk               $ 1,883                      $ 629                        $ 203

Ned C. Lautenbach***         $ 168                        $ 59                         $ 16

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy             $ 1,895                      $ 633                        $ 205

Gerald C. McDonough          $ 2,345                      $ 783                        $ 253

Marvin L. Mann               $ 1,895                      $ 633                        $ 205

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 1,857                      $ 619                        $ 208




COMPENSATION TABLE

Trustees and Members of the  Total Compensation from the
Advisory Board               Fund Complex*,A

Edward C. Johnson 3d**       $ 0

Abigail P. Johnson**         $ 0

J. Gary Burkhead**           $ 0

Ralph F. Cox                 $ 223,500

Phyllis Burke Davis          $ 220,500

Robert M. Gates              $ 223,500

E. Bradley Jones             $ 222,000

Donald J. Kirk               $ 226,500

Ned C. Lautenbach***         $ 0

Peter S. Lynch**             $ 0

William O. McCoy             $ 223,500

Gerald C. McDonough          $ 273,500

Marvin L. Mann               $ 220,500

Robert C. Pozen**            $ 0

Thomas R. Williams           $ 223,500


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

***    Effective October 14, 1999, Mr. Lautenbach serves as a Member of the Advisory Board.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox, $   883    ; Phyllis Burke
Davis, $   883    ; Robert M. Gates, $   883    ; E. Bradley Jones,
$   883    ; Donald J. Kirk, $   883    ; William O. McCoy,
$   883    ; Gerald C. McDonough, $   1,030    ; Marvin L. Mann,
$   883    ; and Thomas R. Williams, $   883    .

   D     Certain of the non-interested Trustees' aggregate
compensation from a fund includes accrued voluntary deferred
compensation as follows:    Thomas R. Williams, $737

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

   As of October 31, 1999, the Trustees, Members of the Advisory
Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares:

   As of October 31, 1999, the following owned of record or beneficially 5% or more (up to and including 25%) of each class's outstanding shares.

   Prime Fund-Capital Reserves Class: Commonwealth Financial Network, Waltham, MA (12.61%); Securities America, Omaha, NE (10.01%); Muriel Siebert & Company, Inc., New York, NY (9.59%); H.D. Vest Investment Securities Inc., Irving, TX (8.76%); Massachusetts Mutual Group, Springfield, MA (6.06%).

   Prime Fund-Daily Money Class: Lincoln, Fort Wayne, IN (6.89%).

   Treasury Fund: Advisor B Class: SunAmerica, Houston, TX
(14.77%).

   Treasury Fund: Advisor C Class: WRP Investments Inc., Youngstown, OH (9.15%); Prudential, New York, NY (8.05%); Investors Capital Corp., Lynnfield, MA (6.92%); SunAmerica, Houston, TX (5.58%); Fairport
Capital Inc., Westport, CT (5.28%).

   Treasury Fund: Capital Reserves Class: First Tennessee National Corp, Memphis, TN (32.73%); Chase Manhattan Corp., Houston, TX
(20.91%); First Union Corp., Charlotte, NC (17.32%).

   Treasury Fund: Daily Money Class: Chase Manhattan Corp., Houston, TX (12.08%); Reynders, Gray & Company, Inc., New York, NY (5.74%); Chase Manhattan Corp., New York, NY (5.49%).

   Tax-Exempt Fund: Capital Reserves Class: Securities America, Omaha, NE (15.29%); Muriel Siebert & Company, Inc., New York, NY (12.98%); Commonwealth Financial Network, Waltham, MA (12.02%); Massachusetts Mutual Group, Springfield, MA (11.49%).

   Tax-Exempt Fund: Daily Money Class: Lincoln, Fort Wayne, IN
(8.06%); Chase Manhattan Corp., New York, NY (7.09%).

   As of October 31, 1999, approximately 5.15% of Prime Fund's total outstanding shares was held by Commonwealth Financial Network, Waltham, MA.

   As of October 31, 1999, approximately 14.38%, 12.43%, and 6.57% of Treasury Fund's total outstanding shares were held by Chase Manhattan Corp., Houston, TX, First Tennessee National Corp., Memphis, TN, and First Union Corp., Charlotte, NC, respectively.

   As of October 31, 1999, approximately 6.02% and 5.29% of Tax-Exempt Fund's total outstanding shares were held by Lincoln, Fort Wayne, IN., and Chase Manhattan Corp., New York, NY, respectively.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and FIMM. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and
shareholder servicing agent,    and     pricing and bookkeeping agent
each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

MANAGEMENT FEES. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.25% of the fund's average net assets throughout the month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund             Fiscal Years Ended October 31  Management Fees Paid to
                                                FMR(dagger)

Prime Fund       1999                           $ 16,491,603

                 1998                           $ 12,530,658

                 1997                           $ 9,982,329

Treasury Fund    1999                           $ 5,563,905

                 1998                           $ 4,006,033

                 1997                           $ 5,998,124

Tax-Exempt Fund  1999                           $ 1,717,511

                 1998                           $ 1,697,118

                 1997                           $ 1,851,325


(dagger) On May 31, 1997, FMR reduced the management fee rate paid by Prime Fund, Treasury Fund, and Tax-Exempt Fund from 0.50% to 0.25%.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

SUB-ADVISERS. FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for each fund.

Prior to January 23, 1998, FMR Texas Inc. (FMR Texas) had primary responsibility for providing investment management services to each fund. On January 23, 1998, FMR Texas was merged into FIMM, which succeeded to the operations of FMR Texas.

Under the terms of the sub-advisory agreements, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FMR Texas and FIMM by FMR on behalf of the money market funds for the past three fiscal years are shown in the table below.


Fund             Fiscal Year Ended October 31  Fees Paid to FMR Texas  Fees Paid to FIMM

Prime Fund       1999                          N/A                     $ 8,245,802

                 1998*                         $ 1,424,719             $ 4,840,610

                 1997                          $ 3,257,703             N/A

Treasury Fund    1999                          N/A                     $ 2,781,953

                 1998*                         $ 455,480               $ 1,547,537

                 1997                          $ 1,691,929             N/A

Tax-Exempt Fund  1999                          N/A                     $ 858,756

                 1998*                         $ 192,960               $ 655,599

                 1997                          $ 584,482               N/A



* For the period January 23, 1998 through October 31, 1998, FMR paid fees to FIMM.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the table below.


                                                     CDSC Revenue

                                 Fiscal  Year Ended  Amount Paid  to FDC  Amount Retained by FDC

Treasury Fund - Advisor B Class  October 31, 1999    $ 821,639            $ 821,639

                                 1998                $ 290,208            $ 290,208

                                 1997                $ 152,671            $ 152,671

Treasury Fund - Advisor C Class  October 31, 1999    $ 61,367             $ 61,367

                                 1998*               $ 22,524             $ 22,524



   * For the period November 3, 1997 (commencement of sale of Advisor C Class shares) through October 31, 1998.

The Trustees have approved Distribution and Service Plans on behalf of Capital Reserves Class and Daily Money Class of Prime Fund, Treasury Fund and Tax-Exempt Fund, and Advisor B Class, and Advisor C Class of Treasury Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Capital Reserves Class, Daily Money Class, Advisor B Class (Class B) and Advisor C Class (Class C) of the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

Pursuant to the Daily Money Class Plan for each of Prime Fund, Treasury Fund and Tax-Exempt Fund, FDC is paid a monthly 12b-1 fee at
an annual rate of 0.   25    % of    Daily Money     Class's average
net assets determined at the close of business on each day throughout the month.

FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers) up to an annual rate of 0.25% of the average net assets they maintain, for providing services intended to result in the sale of Daily Money Class shares and/or shareholder support services. Intermediaries that maintain an aggregate balance of at least $50,000 in Daily Money Class shares are eligible for compensation.

Pursuant to the    Capital Reserves     Class for each of Prime Fund,
Treasury Fund and Tax-Exempt Fund, FDC is paid a monthly 12b-1 fee at
an annual rate of 0.5   0    % of    Capital Reserves     Class's
average net assets determined at the close of business on each day throughout the month.

FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers) up to an annual rate of 0.50% of the average net assets they maintain, for providing services intended to result in the sale of Capital Reserves Class shares and/or shareholder support services.

Pursuant to the Class B Plan for Treasury Fund, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of Class B's average net assets determined at the close of business on each day throughout the month.

Pursuant to the Class B Plan for Treasury Fund, FDC is also paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets determined at the close of business on each day throughout the month.

Currently, FDC retains the full amount of 12b-1 (distribution) fees paid by Class B as compensation for providing services intended to result in the sale of Class B shares, and FDC may reallow up to the full amount of 12b-1 (service) fees paid by Class B to intermediaries (such as banks, broker-dealers and other service-providers) for providing shareholder support services.

Pursuant to the Class C Plan for Treasury Fund, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of Class C's average net assets determined at the close of business on each day throughout the month.

Pursuant to the Class C Plan for Treasury Fund, FDC is also paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets determined at the close of business on each day throughout the month.

Currently and except as provided below, for the first year of investment, FDC retains the full amount of 12b-1 (distribution) fees paid by Class C as compensation for providing services intended to result in the sale of Class C shares and retains the full amount of 12b-1 (service) fees paid by Class C for providing shareholder support services. Normally, after the first year of investment, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by Class C to intermediaries (such as banks, broker-dealers and other service-providers) for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by Class C to intermediaries for providing shareholder support services. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by such Class C shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by such Class C shares to intermediaries, including its affiliates, for providing shareholder support services.

For the fiscal year ended October 31, 1999, Capital Reserves Class
paid FDC 12b-1 fees of $   18,550,487    , of which FDC paid
$   18,550,487     to intermediaries.

For the fiscal year ended October 31, 1999, Daily Money Class paid FDC
12b-1 fees of $   14,184,033    , of which FDC paid $   13,842,694
to intermediaries and retained $   341,339    .    Amounts retained by
FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

For the fiscal year ended October 31, 1999, Class B paid FDC 12b-1
(distribution) fees of $   684    ,   573,     of which FDC paid
$   0     to intermediaries and retained $   684,573    .    This
amount is retained by FDC for use in its capacity as distributor.

In addition, for the fiscal year ended October 31, 1999, Class B paid
FDC 12b-1 (service) fees of $   228    ,   191,     of which FDC paid
$   227,359     to intermediaries and retained $   832    .    Amounts
retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

For the fiscal year ended October 31, 1999, Class C paid FDC 12b-1
(distribution) fees of $   256    ,   655,     of which FDC paid
$   99,019     to intermediaries and retained $   157,636    .
Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

In addition, for the fiscal year ended October 31, 1999, Class C paid
FDC 12b-1 (service) fees of $   85,552    , of which FDC paid
$   33,006     to intermediaries and retained $   52,546    .
Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Capital Reserves Class, Daily Money Class, Class B, and Class C shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Capital Reserves Class, Daily Money Class, Class B, and Class C shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of Prime Fund and Treasury Fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.

Each class of Tax-Exempt Fund has entered into a transfer agent agreement with Citibank, N.A. (Citibank), which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank provides transfer agency, dividend disbursing, and shareholder services for each class of the fund. Citibank in turn has entered into sub-transfer agent agreements with FIIOC. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services for each class of each fund and receives all related transfer agency fees paid to Citibank.

For providing transfer agency services, FIIOC receives an asset-based fee paid monthly with respect to each account in a fund.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Prime Fund and Treasury Fund have also entered into a service agent agreement with Fidelity Service Company, Inc. (FSC) an affiliate of FMR. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund and maintains each fund's portfolio and general accounting records.

Tax-Exempt Fund has also entered into a service agent agreement with Citibank. Under the terms of the agreement, Citibank provides pricing and bookkeeping services for the fund. Citibank in turn has entered into a sub-service agent agreements with FSC. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0150% of the first $500 million of average net assets, 0.0075% of average net assets between $500 million and $10 billion, and 0.0010% of average net assets in excess of $10 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund             1999       1998       1997

Prime Fund       $ 544,121  $ 430,180  $ 240,888

Treasury Fund    $ 208,303  $ 171,942  $ 160,798

Tax-Exempt Fund  $ 120,455  $ 126,054  $ 100,283


DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. Prime Fund, Treasury Fund, and Tax-Exempt Fund are funds of Newbury Street Trust, an open-end management investment company organized as a Delaware business trust o June 20, 1991. On May 30, 1997, Newbury Street Trust changed its name from Daily Tax-Exempt Money Fund to Newbury Street Trust. Currently, there are three funds in Newbury Street Trust: Prime Fund, Treasury Fund, and Tax-Exempt Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

SHAREHOLDER LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.

The shares have no preemptive or, for Capital Reserves Class, Daily Money Class, or Advisor C Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by a vote of shareholders. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

Under the Trust Instrument, the Trustees may, without shareholder vote, in order to change the form of organization of the trust cause the trust to merge or consolidate with one or more trusts, partnerships, associations, limited liability companies or corporations, as long as the surviving entity is an open-end management investment company, or is a fund thereof, that will succeed to or assume the trust's registration statement, or cause the trust to incorporate under Delaware law.

CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of Prime Fund and Treasury Fund (the taxable funds). Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the Tax-Exempt Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Chase Manhattan Bank, headquartered in New York, also may serve as special purpose custodian of certain assets of the taxable funds in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

AUDITOR. PricewaterhouseCoopers LLP,    160 Federal Street, Boston,
Massachusetts     serves as independent accountant for each fund. The
auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended October 31, 1999 , and report of the auditor, are included in the fund's annual report and are incorporated herein by reference.

APPENDIX

Fidelity, Fidelity Investments, Fidelity Investments & (Pyramid)
Design, Fidelity Focus and Magellan are registered trademarks of FMR
Corp.

THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.

 Newbury Street Trust

PART C. OTHER INFORMATION

Item 23.  Exhibits

(a) (1) Trust Instrument for Daily Tax-Exempt Money Fund II, dated June 20, 1991 is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 20.

    (2) Certificate of Trust for Daily Tax-Exempt Money Fund II, dated June 20, 1991, is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17.

 (3) Certificate of Amendment of Daily Tax-Exempt Money Fund II to Daily Tax-Exempt Money Fund, dated January 29, 1992 is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 26.

 (4) Supplement to Trust Instrument of Daily Tax-Exempt Money Fund, dated March 31, 1997, is incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 29.

 (5) Certificate of Amendment of Daily Tax-Exempt Money Fund to
Newbury Street Trust is incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 30.

 (6) Supplement to the Trust Instrument of Daily Tax-Exempt Money Fund dated as of May 9, 1997 is filed herein as Exhibit a(6).

(b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust II's (File No. 33-43757) Post-Effective Amendment No. 10.

(c)  Not applicable.

(d) (1) Management Contract dated May 30, 1997, between Newbury Street Trust, on behalf of Treasury Fund, and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 32.

 (2) Sub-Advisory Agreement dated December 30, 1991, between Fidelity Management & Research Co. and FMR Texas Inc. (with respect to Daily Tax-Exempt Money Fund II (currently known as Tax-Exempt Fund)) is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 25.

 (3) Management Contract dated May 30, 1997, between Newbury Street Trust, on behalf of Prime Fund, and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 32.

 (4) Management Contract dated May 30, 1997 between Newbury Street Trust, on behalf of Tax-Exempt Fund, and Fidelity Management &
Research Company is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 32.

 (5) Sub-Advisory Agreement dated May 30, 1997, between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Prime Fund is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 32.

 (6) Sub-Advisory Agreement dated May 30, 1997, between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Treasury Fund is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 32.

(e) (1) Form of General Distribution Agreement between Newbury Street Trust, on behalf of Prime Fund, and Fidelity Distributors Corporation is filed herein as Exhibit e(1).

 (2) Form of General Distribution Agreement between Newbury Street Trust, on behalf of Treasury Fund, and Fidelity Distributors
Corporation is filed herein as Exhibit e(2).

 (3) Form of General Distribution Agreement between Newbury Street Trust, on behalf of Tax-Exempt Fund, and Fidelity Distributors
Corporation is filed herein as Exhibit e(3).

 (4) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January, 1997) is incorporated herein by reference to Exhibit e(4) of Post-Effective Amendment No. 37.

 (5) Form of Selling Dealer Agreement (most recently revised January,
1997) is incorporated herein by reference to Exhibit e(5) of Post-Effective Amendment No. 37.

 (6) Form of Bank Agency Agreement (most recently revised January,
1997) is incorporated herein by reference to Exhibit e(6) of Post-Effective Amendment No. 37.

 (7) Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to shares of Daily Tax-Exempt Money Fund (currently known as Tax-Exempt Fund) is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 25.

 (8) Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to shares of Daily Tax-Exempt Money Fund (currently known as Tax-Exempt Fund) is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 25.

 (9) Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to shares of U.S. Treasury Portfolio (currently known as Treasury Fund) and Money Market Portfolio (currently known as Prime Fund) is incorporated herein by reference as Exhibit 6(g) of Daily Money Fund's Post-Effective Amendment No. 34.

 (10) Service Contract (Administrative and Recordkeeping Services
Only) between Fidelity Distributors Corporation  and "Qualified
Recipients" with respect to shares of U.S. Treasury Portfolio
(currently known as Treasury Fund) and Money Market Portfolio
(currently known as Prime Fund) is incorporated herein by reference as
Exhibit 6(h) of Daily Money Fund's Post-Effective Amendment No. 34.

 (11) Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Capital Reserves Class shares of Prime Fund, Tax-Exempt Fund and Treasury Fund is incorporated herein by reference to Exhibit 6(m) of Post-Effective Amendment No. 32.

 (12) Service Contract (Administrative and Recordkeeping Services
Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Capital Reserves Class shares of Prime Fund, Tax-Exempt Fund and Treasury Fund is incorporated herein by reference to Exhibit 6(n) of Post-Effective Amendment No. 32.

(f) (1) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.

 (2) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No.
33-43529) Post-Effective Amendment No. 19.

(g) (1) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Newbury Street Trust on behalf of Prime Fund and Treasury Fund is incorporated herein by reference to
Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).

 (2) Appendix A, dated June 23, 1999, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Newbury Street Trust on behalf of Prime Fund and Treasury Fund is incorporated herein by reference to Exhibit g(2) of Fidelity Money Market Trust's Post-Effective Amendment No. 61 (File No. 2-62417).

 (3) Appendix B, dated March 18, 1999, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Newbury
Street Trust on behalf of Prime Fund and Treasury Fund is incorporated herein by reference to Exhibit g(3) of Fidelity Hereford Street
Trust's Post-Effective Amendment No. 12 (File No. 33-52577).

  (4) Addendum, dated October 21, 1996, to the Custodian Agreement, dated December 1, 1994, between the Bank of New York and Newbury Street Trust on behalf of Prime Fund and Treasury Fund is incorporated herein by reference to Exhibit (g) (4) of Fidelity Hereford Street Trust's (File No. 33-52577) Post-Effective Amendment No. 12.

 (5) Custodian Agreement, Appendix A, Appendix B, and Appendix C, dated May 1, 1998, between Citibank, N.A., and Newbury Street Trust on behalf of Tax-Exempt Fund are incorporated herein by reference to Exhibit (g) (5) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 102.

 (6) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Fidelity Funds, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolio's Post-Effective Amendment No. 31.

 (7) Schedule 1 to the Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Fidelity Funds is incorporated herein by reference to Exhibit 8(e) of Daily Money Fund's Post-Effective Amendment No 31.

 (8) Fidelity Group Repo Custodian Agreement among Chemical Bank,
Greenwich Capital Markets, Inc., and the Fidelity Funds is incorporated herein by reference to Exhibit 8(f) of Daily Money Fund's Post-Effective Amendment No. 31.

 (9) Joint Trading Account Custody Agreement between the The Bank of New York and the Fidelity Funds is incorporated herein by reference to
Exhibit 8(h) of Daily Money Fund's Post-Effective Amendment No. 31.

 (10) First Amendment to Joint Trading Account Custody Agreement between the The Bank of New York and the Fidelity Funds is incorporated herein by reference to Exhibit 8(i) of Daily Money Fund's Post-Effective Amendment No. 31.

(h)  Not applicable.

(i)  Legal Opinion of Kirkpatrick & Lockhart LLP for Prime Fund:
Capital Reserves Class and Daily Money Class;Treasury Fund: Capital Reserves Class, Daily Money Class, Advisor B Class and Advisor C Class; and Tax-Exempt Fund: Capital Reserves Class and Daily Money Class, dated December 21, 1999, is filed herein as Exhibit i.

(j) Consent of PricewaterhouseCoopers LLP, dated December 21, 1999, is filed herein as Exhibit j.

(k)  Not applicable.

(l)  Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for
Treasury Fund: Advisor C Class is filed herein as Exhibit m(1).

 (2) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury
Fund: Daily Money Class is filed herein as Exhibit m(2).

 (3) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury
Fund: Capital Reserves Class is filed herein as Exhibit m(3).

 (4) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury
Fund: Advisor B Class is filed herein as Exhibit m(4).

 (5) Distribution and Service Plan pursuant to Rule 12b-1 for Prime
Fund: Daily Money Class is filed herein as Exhibit m(5)

 (6) Distribution and Service Plan pursuant to Rule 12b-1 for Prime
Fund: Capital Reserves Class is filed herein as Exhibit m(6).

 (7) Distribution and Service Plan pursuant to Rule 12b-1 for
Tax-Exempt Fund: Daily Money Class is filed herein as Exhibit m(7).

 (8) Distribution and Service Plan pursuant to Rule 12b-1 for
Tax-Exempt: Capital Reserves Class is filed herein as Exhibit m(8).

(n)  Not applicable.

(o)  Rule 18f-3 Plan on behalf of Prime Fund, Treasury Fund and
Tax-Exempt Fund, dated September 18, 1997 is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 33.

Item 24.  Trusts Controlled by or under Common Control with this Trust

 The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management and Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity Funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25.  Indemnification

 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Fund for the same events. Under the Transfer Agency Agreement, the Trust agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder which names the Transfer Agent and/or the Trust as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Trust, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Adviser

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
      82 Devonshire Street, Boston, MA 02109

 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and
                           Director of FMR; President
                           and Chief Executive Officer
                           of FMR Corp.; Chairman of
                           the Board and Director of
                           FMR Corp., Fidelity
                           Investments Money
                           Management, Inc. (FIMM),
                           Fidelity Management &
                           Research (U.K.) Inc. (FMR
                           U.K.), and Fidelity
                           Management & Research (Far
                           East) Inc. (FMR Far East);
                           Chairman of the Executive
                           Committee of FMR; Chairman
                           and Representative Director
                           of Fidelity Investments
                           Japan Limited (FIJ);
                           President and Trustee of
                           funds advised by FMR.



Robert C. Pozen            President and Director of
                           FMR; Senior Vice President
                           and Trustee of funds advised
                           by FMR; President and
                           Director of FIMM, FMR U.K.,
                           and FMR Far East; Director
                           of Strategic Advisers, Inc.;
                           Previously, General Counsel,
                           Managing Director, and
                           Senior Vice President of FMR
                           Corp.



Peter S. Lynch             Vice Chairman of the Board
                           and Director of FMR.



John Avery                 Vice President of FMR.



Robert Bertelson           Vice President of FMR.



John H. Carlson            Vice President of FMR and of
                           funds advised by FMR.



Robert C. Chow             Vice President of FMR.



Dwight D. Churchill        Senior Vice President of FMR
                           and Vice President of Bond
                           Funds advised by FMR; Vice
                           President of FIMM.



Laura B. Cronin            Vice President of FMR and
                           Treasurer of FMR, FIMM, FMR
                           U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Catherine Collins          Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



William Danoff             Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of
                           a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Senior Vice President of FMR
                           and of funds advised by FMR.



Stephen DuFour             Vice President of FMR.



Margaret L. Eagle          Vice President of FMR and of
                           a fund advised by FMR.



William R. Ebsworth        Vice President of FMR.



David Felman               Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Karen Firestone            Vice President of FMR.



Michael B. Fox             Assistant Treasurer of FMR,
                           FIMM, FMR U.K., and FMR Far
                           East; Vice President and
                           Treasurer of FMR Corp. and
                           Strategic Advisers, Inc.;
                           Vice President of FMR U.K.,
                           FMR Far East, and FIMM.



Gregory Fraser             Vice President of FMR and of
                           a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk
                           of FMR Corp., FMR U.K., FMR
                           Far East, and Strategic
                           Advisers, Inc.; Secretary of
                           FIMM; Vice President Deputy
                           General Counsel FMR Corp.



David L. Glancy            Vice President of FMR and of
                           a fund advised by FMR.



Barry A. Greenfield        Vice President of FMR.



Boyce I. Greer             Senior Vice President of FMR
                           and Vice President of Money
                           Market Funds advised by FMR;
                           Vice President of FIMM.



Bart A. Grenier            Senior Vice President of FMR
                           and Vice President of
                           High-Income Funds advised by
                           FMR.



Robert J. Haber            Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR;
                           Senior Vice President of
                           FIMM; Vice President of
                           Fixed-Income Funds advised
                           by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR and
                           Director of Technical
                           Research.



Frederick Hoff             Vice President of FMR.



Abigail P. Johnson         Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.; Associate
                           Director and Senior Vice
                           President of Equity Funds
                           advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Senior Vice President of FMR
                           and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR;
                           Compliance Officer of FMR
                           U.K. and FMR Far East.



Harris Leviton             Vice President of FMR.



Bradford E. Lewis          Vice President of FMR and of
                           funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of
                           funds advised by FMR.



Shigeki Makino             Vice President of FMR.



Charles A. Mangum          Vice President of FMR and of
                           a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of
                           a fund advised by FMR.



James McDowell             Senior Vice President of FMR.



Neal P. Miller             Vice President of FMR.



Jacques Perold             Vice President of FMR.



Stephen Petersen           Senior Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Vice President, General
                           Counsel, and Clerk of FMR
                           and Secretary of funds
                           advised by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of
                           a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of
                           funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of
                           a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR;
                           Associate Director and
                           Senior Vice President of
                           Equity Funds advised by FMR;
                           Previously, Senior Vice
                           President and Director of
                           Operations and Compliance of
                           FMR U.K.



Thomas M. Sprague          Vice President of FMR and of
                           a fund advised by FMR.



Robert E. Stansky          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott D. Stewart           Vice President of FMR.



Beth F. Terrana            Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of
                           a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of
                           funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.



Jason Weiner               Vice President of FMR.



Steven S. Wymer            Vice President of FMR and of
                           a fund advised by FMR.



(4)  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
     1 Spartan Way, Merrimack, NH 03054

 FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FIMM, FMR, FMR
                        Corp., FMR Far East, and FMR
                        U.K.; Chairman of the
                        Executive Committee of FMR;
                        President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman and
                        Representative Director of
                        Fidelity Investments Japan
                        Limited (FIJ); President and
                        Trustee of funds advised by
                        FMR.



Robert C. Pozen         President and Director of
                        FIMM; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FMR, FMR U.K.,
                        and FMR Far East; Director
                        of Strategic Advisers, Inc.;
                        Previously, General Counsel,
                        Managing Director, and
                        Senior Vice President of FMR
                        Corp.



Fred L. Henning Jr.     Senior Vice President of
                        FIMM; Senior Vice President
                        of FMR and Vice President of
                        Fixed-Income Funds advised
                        by FMR.



Boyce I. Greer          Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Money
                        Market Funds advised by FMR.



Dwight D. Churchill     Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Bond
                        Funds advised by FMR.



Laura B. Cronin         Treasurer of FIMM, FMR Far
                        East, FMR U.K., and FMR and
                        Vice President of FMR.



Michael B. Fox          Assistant Treasurer of FIMM,
                        FMR U.K., FMR Far East, and
                        FMR; Vice President and
                        Treasurer of FMR Corp. and
                        Strategic Advisers, Inc.;
                        Vice President of FIMM, FMR
                        U.K., and FMR Far East.



Jay Freedman            Secretary of FIMM; Clerk of
                        FMR U.K., FMR Far East, FMR
                        Corp., and Strategic
                        Advisers, Inc.; Assistant
                        Clerk of FMR; Vice President
                        Deputy General Counsel FMR
                        Corp.



Susan Englander Hislop  Assistant Secretary of FIMM;
                        Assistant Clerk of FMR U.K.,
                        FMR Far East, and Strategic
                        Advisers, Inc.



Stanley N. Griffith     Assistant Secretary of FIMM.







Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)

Name and Principal    Positions and Offices     Positions and Offices
Business Address*     with Underwriter          with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Vice President            Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA

 (c) Not applicable.

Item 28. Location of Accounts and Records

 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc., or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Bank of New York, 110 Washington Street, New York, N.Y. or Citibank, N.A., 111 Wall Street, New York, NY.

Item 29.  Management Services

 Not applicable.

Item 30.  Undertakings

 Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 20th day of December 1999.

      Fidelity Newbury Street Trust

      By /s/Edward C. Johnson 3d          (dagger)
         Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)                     (Title)                        (Date)

/s/Edward C. Johnson 3d          President and Trustee          December 20, 1999
(dagger)

Edward C. Johnson 3d             (Principal Executive Officer)



/s/Richard A. Silver             Treasurer                      December 20, 1999


Richard A. Silver



/s/Robert C. Pozen               Trustee                        December 20, 1999


Robert C. Pozen



/s/Ralph F. Cox                  Trustee                        December 20, 1999
*

Ralph F. Cox



/s/Phyllis Burke Davis           Trustee                        December 20, 1999
*

Phyllis Burke Davis



/s/Robert M. Gates               Trustee                        December 20, 1999
**

Robert M. Gates



/s/E. Bradley Jones              Trustee                        December 20, 1999
*

E. Bradley Jones



/s/Donald J. Kirk                Trustee                        December 20, 1999
*

Donald J. Kirk



/s/Peter S. Lynch                Trustee                        December 20, 1999
*

Peter S. Lynch



/s/Marvin L. Mann                Trustee                        December 20, 1999
*

Marvin L. Mann



/s/William O. McCoy              Trustee                        December 20, 1999
*

William O. McCoy



/s/Gerald C. McDonough           Trustee                        December 20, 1999
*

Gerald C. McDonough



/s/Thomas R. Williams            Trustee                        December 20, 1999
*

Thomas R. Williams




(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.

** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.

POWER OF ATTORNEY

 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional Cash
Fidelity Advisor Series III     Portfolios
Fidelity Advisor Series IV      Fidelity Institutional
Fidelity Advisor Series V       Tax-Exempt Cash Portfolios
Fidelity Advisor Series VI      Fidelity Investment Trust
Fidelity Advisor Series VII     Fidelity Magellan Fund
Fidelity Advisor Series VIII    Fidelity Massachusetts
Fidelity Beacon Street Trust    Municipal Trust
Fidelity Boston Street Trust    Fidelity Money Market Trust
Fidelity California Municipal   Fidelity Mt. Vernon Street
Trust                           Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust II                        Fidelity Municipal Trust II
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust
Fidelity Commonwealth Trust     Fidelity New York Municipal
Fidelity Concord Street Trust   Trust II
Fidelity Congress Street Fund   Fidelity Phillips Street Trust
Fidelity Contrafund             Fidelity Puritan Trust
Fidelity Corporate Trust        Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Daily Money Fund       Fidelity Sterling Performance
Fidelity Destiny Portfolios     Portfolio, L.P.
Fidelity Deutsche Mark          Fidelity Summer Street Trust
Performance                     Fidelity Trend Fund
  Portfolio, L.P.               Fidelity U.S.
Fidelity Devonshire Trust       Investments-Bond Fund, L.P.
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Government
Fidelity Fixed-Income Trust     Securities
Fidelity Government                Fund, L.P.
Securities Fund                 Fidelity Union Street Trust
Fidelity Hastings Street Trust  Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II
                                Variable Insurance Products
                                Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d_  July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY

 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.

 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson     /s/Peter S.
3d___________            Lynch________________

Edward C. Johnson 3d     Peter S. Lynch


/s/J. Gary               /s/William O.
Burkhead_______________  McCoy______________

J. Gary Burkhead         William O. McCoy


/s/Ralph F. Cox          /s/Gerald C.
__________________       McDonough___________

Ralph F. Cox             Gerald C. McDonough


/s/Phyllis Burke         /s/Marvin L.
Davis_____________       Mann________________

Phyllis Burke Davis      Marvin L. Mann


/s/E. Bradley            /s/Thomas R. Williams
Jones________________    ____________

E. Bradley Jones         Thomas R. Williams


/s/Donald J. Kirk
__________________

Donald J. Kirk



POWER OF ATTORNEY

 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Robert M. Gates             March 6, 1997

Robert M. Gates